o BT ADVISOR FUNDS o

                              --------------------
                              SMALL CAP INDEX FUND
                              --------------------




                                 ANNUAL REPORT
                                ---------------
                                DECEMBER o 1997

Small Cap Index Fund

Table of Contents

            Letter to Shareholders                                        3

            Small Cap Index Fund

               Statement of Assets and Liabilities                        5
               Statement of Operations                                    5
               Statement of Changes in Net Assets                         6
               Financial Highlights                                       7
               Notes to Financial Statements                              8
               Report of Independent Accountants                         10

            Small Cap Index Portfolio

               Schedule of Portfolio Investments                         11
               Statement of Assets and Liabilities                       29
               Statement of Operations                                   29
               Statement of Changes in Net Assets                        30
               Financial Highlights                                      30
               Notes to Financial Statements                             31
               Report of Independent Accountants                         33

Small Cap Index Fund

Letter to Shareholders

The Small Cap Index Fund's (the "Fund") Institutional Class Shares returned 23.00% and the Fund's Advisor Class Shares returned 25.11% for the 12 months ended December 31, 1997. Both classes notably outperformed the 22.36% return of the Russell 2000 Index* and the 20.75% return of the Lipper Small Cap Average.** Since the Institutional Class Shares' inception on July 10, 1996, it is up 34.65% in total return, and since the Advisor Class Shares' inception on August 8, 1996, it is up 38.71% in total return, cumulatively, as of December 31, 1997. This is a 22.34% and 26.41% average annualized total return for each Class, respectively.# The Russell 2000 Index is an unmanaged index that measures small capitalization equities.

--------------------------------------------------------------------------------
                                    Objective

Seeks to replicate as closely as possible (before deduction of expenses of the Fund and Portfolio) the total return of the Russell 2000 Index.
--------------------------------------------------------------------------------
                             Investment Instruments

Primarily equity securities, consisting of common stock of current Russell 2000 companies.
--------------------------------------------------------------------------------

MARKET ACTIVITY

Small capitalization equities had a tumultuous 1997. The Russell 2000 Index started the year with the strongest January performance it had seen since 1994. However, primarily due to ongoing weakness in technology stocks, volatility dominated for the rest of the first quarter, and small cap stocks lagged the large capitalization sector. The Federal Reserve Board's hike of the Fed Funds rate late in March also contributed to this weak period. Then, with the Federal Reserve Board on hold, the economic scenario favorable, and a resurgence of technology stocks in the second quarter, small cap stocks picked up speed. This strength continued through the third quarter, during which the Russell 2000 Index beat the S&P 500 Index## two-to-one. In fact, the Russell 2000 Index broke records virtually every day in the month of September. Then in the fourth quarter, small caps were the hardest hit of the equity sectors by the volatility in the Asian markets. Still, for the year, the sector's performance was stronger than that of 1996. The NASDAQ, on which over 50% of Russell 2000 stocks are traded, was up 21.64% for the year, and, as indicated above, the Russell 2000 Index itself returned 22.36%.

Within the small capitalization sector, value stocks outperformed growth stocks two-to-one for the 12-month period, much as they had in 1996. Leading small cap groups for the year included consumer staples, financial services and utilities. Weaker performing sectors included consumer discretionary, health care and technology, the first two of which still produced double-digit returns. There were nearly 500 additions and 500 deletions to the Russell 2000 Index, representing a 47.40% turnover rate for the year. This turnover is slightly lower than in 1996.

--------------------------------------------------------------------------------
  Ten Largest Stock Holdings
--------------------------------------------------------------------------------
  Associated Banc-Corp              Mack-Cali Realty Corp.
--------------------------------------------------------------------------------
  U.S. Office Products Co.          Brooks Fiber Properties, Inc.
--------------------------------------------------------------------------------
  Allied Waste Industries, Inc.     Arterial Vascular Engineering
--------------------------------------------------------------------------------
  Jacor Communications, Inc.        Citrix Systems, Inc.
--------------------------------------------------------------------------------
  Keystone Financial, Inc.          Sovereign Bancorp, Inc.
--------------------------------------------------------------------------------

MANAGER OUTLOOK

Overall, real economic growth is anticipated to cool from its earlier rapid pace, coming in at about 2% for all of 1998, and the environment is expected to be positive for the equities market. Low interest rates and hefty flows of retirement funds into the equity market should provide some support to stock prices. So, too, productivity improvement has been sufficient to offset any upward pressure on wages, thereby allowing profits to expand while keeping a lid on inflation. Several underlying fundamentals impacting on the consumer--including low unemployment, rising incomes and high levels of confidence--are also expected to keep the economy on a relatively strong upward course for the near term. However, given the upward move that has already taken place, current high valuations, technology stocks' cyclical nature, and continued turmoil in the Asian markets, we expect volatility to continue to be high in 1998 and gains in the small cap stock market to be comparatively less strong than in the year just past. Still, any equity market correction that may occur is anticipated to be brief and mild, followed by renewed strength.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small cap stock market.

----------
 * This index is unmanaged, and investments cannot be made in an index.

** Lipper figures represent the average of the total returns reported by all of the funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

 # Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

## The S&P 500 is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.

Small Cap Index Fund

Letter to Shareholders

                    Diversification of Portfolio Investments
                       By Sector as of December 31, 1997
                    (percentages are based on market value)


                [PIE CHART APPEARS HERE--SEE PERCENTAGES BELOW]

                Forest Products............................. 1%
                Chemicals................................... 2%
                Metals...................................... 2%
                Transportation.............................. 2%
                Consumer Durables........................... 3%
                Energy...................................... 4%
                Retail Trade................................ 6%
                Utilities................................... 6%
                Health Care................................. 8%
                Consumer Non-Durables.......................12%
                Business Equipment and Services.............14%
                Capital Goods...............................16%
                Finance & Building..........................24%


As always, we appreciate your ongoing support of the Small Cap Index Fund and look forward to continuing to serve your investment needs for many years ahead.


                               /s/ Frank Salerno
                            -------------------------
                                  Frank Salerno
                            Portfolio Manager of the
                            Small Cap Index Portfolio
                                December 31, 1997


The fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
================================================================================

Performance Comparison

Comparison of Change in Value of a $10,000 Investment in the Small Cap Index Fund -Institutional Class and Advisor Class, and the Russell 2000 Index since July 31, 1996 and August 31, 1996, respectively.

-------------------------------------
Annualized Total Return for the
Period Ended December 31, 1997

Institutional         Advisor
 One Year            One Year

  23.00%              25.11%
Since 7/10/96*     Since 8/8/96*

  22.34%              26.41%
* The Fund's inception date.

Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.
-------------------------------------

Small Cap Index Fund - Institutional Class - $13,465
Russell 2000 Index - $13,451

[GRAPH APPEARS HERE--SEE PLOT POINTS BELOW]

                Small Cap
                Index Fund         Russell
                 Instit.            2000
                  Class             Index
               -----------         -------

7/96             $10,000           $10,000
9/96              11,000            10,994
12/96             11,523            11,566
3/97              11,005            10,968
6/97              12,750            12,746
9/97              13,923            13,917
12/97             13,465            13,451


Small Cap Index Fund - Advisor Class - $13,870
Russell 2000 Index - $13,650


                  Small Cap
                  Index Fund        Russell
                   Advisor           2000
                    Class            Index
                  ----------        -------

  8/96             $10,000          $10,000
  9/96              10,570           10,604
 12/96              11,087           11,155
  3/97              10,705           10,579
  6/97              12,402           12,293
  9/97              14,292           14,123
 12/97              13,870           13,650


Past performance is not indicative of future performance. The Russell 2000 Index is unmanaged and investments may not be made in an index.

Small Cap Index Fund

Statement of Assets and Liabilities  December 31, 1997

Assets
   Investment in Small Cap Index Portfolio, at Value                                             $39,522,189
   Receivable for Shares of Beneficial Interest Subscribed                                            24,822
   Prepaid Expenses and Other                                                                         11,630
   Due from Bankers Trust                                                                             99,986
                                                                                                 -----------
Total Assets                                                                                      39,658,627
Liabilities

   Accrued Expenses                                                                                   13,010
                                                                                                 -----------
Net Assets                                                                                       $39,645,617
                                                                                                 ===========
Composition of Net Assets
   Paid-in Capital                                                                               $31,452,466
   Undistributed Net Investment Income                                                                94,878
   Distributions in Excess of Net Realized Gain from Investments and Futures Transactions           (327,893)
   Net Unrealized Appreciation on Investments and Futures Contracts                                8,426,166
                                                                                                 -----------
Net Assets                                                                                       $39,645,617
                                                                                                 ===========
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)

   Institutional Class Shares+                                                                   $     11.13
                                                                                                 ===========
   Advisor Class++                                                                               $     11.69
                                                                                                 ===========

---------------------
 + Net asset value, offering and redemption price per share (based on net assets of $38,311,836 and 3,442,833 shares of beneficial interest outstanding)
++ Net asset value, offering and redemption price per share (based on net assets of $1,333,781 and 114,124 shares of beneficial interest outstanding)

================================================================================

Statement of Operations  For the year ended December 31, 1997

Investment Income
   Income Allocated from Small Cap Index Portfolio, net                         $   861,731
                                                                                -----------
Expenses
   Administration and Services Fees

     Institutional Class                                                            113,569
     Advisor Class                                                                    1,610
   Shareholder Reports                                                               20,000
     Institutional Class                                                              4,257
     Advisor Class                                                                    2,257
   Registration Fees                                                                  9,296
   Professional Fees                                                                  9,855
   Trustees Fees                                                                     25,600
   Miscellaneous                                                                     10,466
                                                                                -----------
   Total Expenses                                                                   196,910
   Less:  Expenses Absorbed by Bankers Trust
     Institutional Class                                                           (106,928)
     Advisor Class                                                                   (2,551)
                                                                                -----------
   Net Expenses                                                                      87,431
                                                                                -----------
Net Investment Income                                                               774,300
                                                                                -----------
Realized and Unrealized Gain on Investments and Futures Contracts

   Net Realized Gain from Investment Transactions                                 5,023,802
   Net Realized Gain from Futures Transactions                                      698,141
   Net Change in Unrealized Appreciation on Investments and Futures Contracts     5,946,591
                                                                                -----------
Net Realized and Unrealized Gain on Investments and Futures Contracts            11,668,534
                                                                                -----------
Net Increase in Net Assets from Operations                                      $12,442,834
                                                                                ===========

               See Notes to Financial Statements on Pages 8 and 9

Small Cap Index Fund

Statement of Changes in Net Assets

                                                                                 For the             For the
                                                                               year ended         period ended
                                                                            December 31, 1997   December 31, 1996
                                                                            -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                       $    774,300         $   228,346
   Net Realized Gain from Investments and Futures Transactions                    5,721,943              80,488
   Net Change in Unrealized Appreciation on Investments and Futures Contracts     5,946,591           2,479,575
                                                                               ------------         -----------
Net Increase in Net Assets from Operations                                       12,442,834           2,788,409
                                                                               ------------         -----------
Distributions to Shareholders
   Net Investment Income
      Institutional Class                                                          (709,155)           (233,086)
      Advisor Class                                                                  (6,650)               (291)
   Net Realized Gain from Investment Transactions
      Institutional Class                                                        (5,870,446)            (26,653)
      Advisor Class                                                                (191,778)                (33)
                                                                               ------------         -----------
Total Distributions                                                              (6,778,029)           (260,063)
                                                                               ------------         -----------
Capital Transactions in Shares of Beneficial Interest
   Net Increase (Decrease) Resulting from Institutional Class Shares            (28,984,375)         59,031,305
   Net Increase Resulting from Advisor Class Shares                               1,330,285              75,241
                                                                               ------------         -----------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial
  Interest                                                                      (27,654,090)         59,106,546
                                                                               ------------         -----------
Total Increase (Decrease) in Net Assets                                         (21,989,285)         61,634,892
Net Assets
Beginning of Period                                                              61,634,902                  10
                                                                               ------------         -----------
End of Period (including accumulated net investment income (loss) of $94,878 and
  ($5,031) for the periods ended December 31, 1997 and December 31, 1996,
  respectively)                                                                $ 39,645,617         $61,634,902
                                                                               ============         ===========

               See Notes to Financial Statements on Pages 8 and 9

Small Cap Index Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Small Cap Index Fund.

                                                 Institutional Class Shares            Advisor Class Shares
                                               ---------------------------------  ---------------------------------
                                                                For the period                     For the period
                                                                 July 10, 1996                     August 8, 1996
                                                 For the         (Commencement      For the         (Commencement
                                                year ended     of Operations) to   year ended     of Operations) to
                                               Dec. 31, 1997     Dec. 31, 1996    Dec. 31, 1997     Dec. 31, 1996
                                               -------------   -----------------  -------------   -----------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period           $   10.90         $   10.00        $   11.04         $   10.00
                                               ---------         ---------        ---------         ---------
Income from Investment Operations
   Net Investment Income                            0.23              0.04             0.08              0.02
   Net Realized and Unrealized Gain on Investments
     and Futures Transactions                       2.21              0.90             2.63              1.06
                                               ---------         ---------        ---------         ---------
Total from Investment Operations                    2.44              0.94             2.71              1.08
Distributions to Shareholders
   Net Investment Income                           (0.21)            (0.04)           (0.06)            (0.04)
   Net Realized Gain from Investment Transactions  (2.00)            (0.00)+          (2.00)            (0.00)+
                                               ---------         ---------        ---------         ---------
Total Distributions                                (2.21)            (0.04)           (2.06)            (0.04)
                                               ---------         ---------        ---------         ---------
Net Asset Value, End of Period                 $   11.13         $   10.90        $   11.69         $   11.04
                                               =========         =========        =========         =========
Total Investment Return                            23.00%             9.47%           25.11%            10.87%
Supplemental Data and Ratios:

   Net Assets, End of Period (000s omitted)    $   38,312        $   61,558       $    1,334        $       77
   Ratios to Average Net Assets:
      Net Investment Income                         1.35%             1.71%*           1.13%             1.61%*
      Expenses, Including Expenses of the
        Small Cap Index Portfolio                   0.25%             0.25%*           0.45%             0.45%*
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust  0.32%             0.62%*           0.53%            22.69%*

--------------
+ Less than $0.01.
* Annualized.

               See Notes to Financial Statements on Pages 8 and 9

Small Cap Index Fund

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies

A.  Organization

BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. The Small Cap Index Fund (the "Fund") is one of the Funds offered to investors by the Trust.

The Small Cap Index Fund offers two classes of shares to investors; Institutional Class and Advisor Class shares (the "Classes"). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The Fund commenced operations and began offering shares of beneficial interest on July 10, 1996. The Fund invests substantially all of its assets in the Small Cap Index Portfolio (the "Portfolio").

The Small Cap Index Institutional shares and the Small Cap Index Advisor shares commenced operations and began offering shares of beneficial interest on July 10, 1996 and August 8, 1996, respectively.

The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. At December 31, 1997, the Fund's proportionate interest in the Portfolio's net assets was 56.94%.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination. Net investment income is allocated daily to each class of shares based upon the relative proportion of net assets.

C.  Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

D.  Dividends

It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

E.  Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended December 31, 1997, the Small Cap Index Fund reclassified $41,414 from accumulated net realized gain to undistributed net investment income.

F.  Other

The Trust accounts separately for the assets, liabilities and operations of the Fund and Classes. Expenses directly attributable to each Class are charged to that Class, while expenses which are attributable to the Trust are allocated among all the Funds.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.20 of 1% and 0.25 of 1% of average daily net assets of the Small Cap Index Institutional Class and Advisor Class, respectively. For the year ended December 31, 1997, this fee aggregated $113,569 and $1,610 for the Small Cap Institutional Class and Advisor Class, respectively.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood Services, Inc. ("Edgewood") may seek reimbursement at an annual rate not exceeding 0.20 of 1% of the average daily net assets of each Class, for expenses incurred in connection with any activities primarily intended to result in the sale of shares of each Class. For the year ended December 31, 1997, there were no reimbursable expenses incurred under this agreement.

The Small Cap Index Fund's two Classes of shares impose a shareholder transaction fee paid when investors buy, sell or exchange shares of the Fund. Institutional Class Shares deduct a transaction fee of 0.25% from purchases, redemptions and exchanges into and out of the Fund. Advisor Class Shares deduct a transaction fee of 0.50% from redemptions and exchanges out of the Fund. These transaction fees are paid directly to the Fund and are deducted automatically from the amount invested, exchanged or redeemed (with the exception of reinvested dividends or capital gain distributions).

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Class of Shares, to the extent necessary, to limit all expenses as follows:
Small Cap Index Fund Institutional Class of Shares to 0.15 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and 0.25 of 1% of the average daily net assets of the Class, including expenses of the Portfolio; and Small Cap Index Fund Advisor Class of Shares to 0.35 of 1% of the average daily net assets of the Class, excluding expenses of the Portfolio and
0.45 of 1% of the average daily net assets of the Class, including expenses of the Portfolio. For the year ended December 31, 1997, expenses have been reduced by $106,928 and $2,551 for the Small Cap Index Institutional Class and Advisor Class, respectively.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Small Cap Index Fund

Notes to Financial Statements

Note 3--Shares of Beneficial Interest
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                          Institutional Class Shares                          Advisor Class Shares
              ---------------------------------------------------       --------------------------------------------
                   For the year ended      For the period ended       For the year ended       For the period ended
                    December 31, 1997       December 31, 1996*         December 31, 1997        December 31, 1996*
              -------------------------   ----------------------      --------------------     --------------------
                 Shares       Amount       Shares      Amount          Shares     Amount         Shares     Amount
              ----------   ------------   --------- ------------      -------  -----------     --------- ----------
Sold           3,183,286   $ 35,513,549   5,856,530 $ 61,197,553      141,980  $ 1,812,603       7,680     $ 82,456
Reinvested       595,577      6,579,579      24,061      259,737       15,296      174,689          15          161
Redeemed      (5,981,038)   (71,077,503)   (235,583)  (2,425,985)     (50,143)    (657,007)       (704)      (7,376)
              ----------   ------------   --------- ------------      -------  -----------       -----     --------
Increase
  (Decrease)  (2,202,175)  $(28,984,375)  5,645,008 $ 59,031,305      107,133  $ 1,330,285       6,991     $ 75,241
              ==========   ============   ========= ============      =======  ===========       =====     ========

----------
* Commencement of operations for the Small Cap Index Institutional Class and Advisor Class was July 10, 1996 and August 8, 1996, respectively.

Small Cap Index Fund

Report of Independent Accountants

To the Trustees of BT Advisor Funds and Shareholders of the Small Cap Index Fund:

We have audited the accompanying statement of assets and liabilities of the Small Cap Index Fund (one of the Funds comprising BT Advisor Funds) as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended December 31, 1997 and the period July 10, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Cap Index Fund as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


                                                        Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

Small Cap Index Portfolio

Schedule of Portfolio Investments  December 31, 1997

Shares                Description                   Value
------                -----------                   -----

           COMMON STOCK - 96.73%
           Advertising - 0.46%
   1,400   Catalina Marketing Corp. (a)        $    64,750
   1,225   HA-LO Industries, Inc.(a)                31,850
   1,000   Lamar Advertising Co.(a)                 39,750
     600   May & Speh, Inc. (a)                      8,100
   2,500   National Media Corp. (a)                  8,125
   1,300   Outdoor Systems, Inc. (a)                49,888
   1,500   True North Communications, Inc.          37,125
   1,500   Universal Outdoor Holdings, Inc.         78,000
                                               -----------
                                                   317,588
                                               -----------

           Aerospace - 0.59%
   1,300   AAR Corp.                                50,375
     700   Alliant Techsystems, Inc. (a)            39,025
   1,700   BE Aerospace, Inc.(a)                    45,475
   2,600   Fairchild Corp.- Class A (a)             64,675
   1,190   Goodrich (B.F.) Co.                      49,311
   1,400   Kaman Corp. - Class A                    22,925
   1,300   OEA, Inc.                                37,619
   2,500   Orbital Sciences Corp. (a)               74,375
   1,200   Remec, Inc. (a)                          27,000
                                               -----------
                                                   410,780
                                               -----------

           Agriculture - 0.26%
   2,300   Dekalb Genetics Corp.- Class B           90,275
   2,877   Delta & Pine Land Co.                    87,759
                                               -----------
                                                   178,034
                                               -----------

           Apparel, Textiles - 1.11%
   1,500   Authentic Fitness Corp.                  27,656
   1,500   Brown Group, Inc.                        19,969
   8,100   Charming Shoppes, Inc. (a)               37,969
   2,400   Converse, Inc. (a)                       14,400
   2,300   Footstar, Inc. (a)                       61,813
     800   GC Companies, Inc.(a)                    37,900
   2,100   Genesco, Inc. (a)                        26,775
   2,800   Hartmarx Corp. (a)                       21,350
   1,600   Interface, Inc.                          46,400
   1,600   Kellwood Co.                             48,000
   1,200   Lands' End, Inc. (a)                     42,075
   2,700   Nautica Enterprises, Inc. (a)            62,775
   1,000   Oshkosh B'Gosh, Inc.- Class A            33,000
   2,000   Phillips-Van Heusen Corp.                28,500
     800   Quiksilver, Inc. (a)                     22,900
   1,000   Springs Industries, Inc.- Class A        52,000
   3,800   Stride Rite Corp.                        45,600
   1,300   St. John Knits, Inc.                     52,000
     400   Timberland Company - Class A (a)         23,225
     907   Warnaco Group - Class A                  28,463
   1,200   Wet Seal, Inc.- Class A (a)              35,400
                                               -----------
                                                   768,170
                                               -----------

           Auto Related - 1.71%
   1,700   Arvin Industries, Inc.                   56,631

Shares                Description                Value
------                -----------                -----

   1,100   Breed Technologies, Inc.            $    20,075
   1,400   Budget Group, Inc. - Class A (a)         48,388
   4,700   Collins & Aikman Corp. (a)               40,537
     200   Dart Group Corp.- Class A                23,200
     900   Detroit Diesel Corp. (a)                 21,375
   1,300   Exide Corp.                              33,638
   2,700   Federal-Mogul Corp.                     109,350
   1,400   Intermet Corp.                           24,500
   2,600   Kaydon Corp.                             84,825
   1,600   MascoTech, Inc.                          29,400
   2,250   Miller Industries Inc. (a)               24,187
   1,700   Modine Manufacturing Co.                 58,013
   1,760   Myers Industries, Inc.                   30,030
   1,100   O'Reilly Automotive, Inc. (a)            28,875
   2,000   Polaris Industries, Inc.                 61,125
   2,400   Simpson Industries, Inc.                 28,200
     900   Smith (A.O.) Corp.                       38,025
   1,100   SPX Corp.                                75,900
   1,300   Standard Products Co.                    33,312
   2,400   Stewart & Stevenson Services, Inc.       61,200
   1,600   Superior Industries International, Inc.  42,900
   2,600   TBC Corp. (a)                            24,863
   1,400   Titan International, Inc.                28,087
   1,200   Tower Automotive, Inc.(a)                50,475
   1,100   United Auto Group, Inc. (a)              19,938
   1,600   Wabash National Corp.                    45,500
   1,200   Walbro Corp.                             16,125
     950   Wynn's International, Inc.               30,281
                                               -----------
                                                 1,188,955
                                               -----------

           Banks - 2.65%
   2,200   Bank United Corp.- Class A              107,663
       1   BankBoston Corp.                             94
   1,300   Brenton Banks Inc.                       52,000
     200   Capital Bancorp/Miami                    11,563
     700   Capital City Bank Group, Inc.            29,225
     800   CBT Corp.                                24,800
     400   CFX Corp.                                12,200
       *   Charter One Financial Inc.                   16
     500   Chittenden Corp.                         17,500
     200   Citizens Bancshares/ Ohio                14,650
     800   Commonwealth Bancorp, Inc.               15,900
     550   Community Trust Bancorp, Inc.            17,119
   1,700   First Commonwealth Financial Corp.       59,606
   1,247   First Financial Bancorp                  60,168
   1,100   First Financial Bankshares, Inc.         47,163
   1,000   Flagstar Bancorp, Inc.                   19,797
   3,080   Fulton Financial Corp.                  100,100
     900   GBC Bancorp                              57,375
     700   Harbor Florida Bancorp, Inc.             46,375
   1,000   Harleysville National Corp.              42,000
   1,250   Heritage Financial Services, Inc.        36,250
   1,800   Homeside, Inc. (a)                       49,612
       1   Huntington Bancshares, Inc.                  36
   1,400   Interwest Bancorp, Inc.                  52,850

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

   1,500   Mainstreet Bank Group, Inc.         $    41,813
   1,500   ML Bancorp, Inc.                         45,000
     300   National Bancorp of Alaska, Inc.         37,950
   1,400   Ocean Financial Corp.                    52,150
   1,985   Old National Bancorp                     96,024
   1,400   Omega Financial Corp.                    46,900
   1,850   Oriental Financial Group                 54,691
     500   Park National Corp.                      44,063
   1,375   Peoples First Corp.                      53,453
     900   PFF Bancorp, Inc.(a)                     17,887
   1,600   Reliance Bancorp, Inc.                   58,600
   1,500   Riggs National Corp.                     40,313
   1,750   Susquehanna Bancshares, Inc.             66,937
     900   S&T Bancorp, Inc.                        38,925
       *   TCF Financial Corp.                           7
   1,500   Triangle Bancorp, Inc.                   53,062
   1,900   Trust Company of New Jersey              47,500
     800   U.S. Bancorp, Inc.                       58,400
   1,100   Webster Financial Corp.                  73,150
   1,500   Western Bank Puerto Rico                 35,625
                                               -----------
                                                 1,836,512
                                               -----------

           Beverages - 0.18%
   2,900   Coors (Adolph) Co.- Class B              96,425
     600   Robert Mondavi Corp.- Class A (a)        29,250
                                               -----------
                                                   125,675
                                               -----------

           Biopharmaceuticals - 0.54%
   1,900   AmeriSource Health Corp.- Class A (a)   110,675
   2,900   Amylin Pharmaceuticals, Inc. (a)         15,769
     300   Aphton Corp.(a)                           3,038
   1,600   Incyte Pharmaceuticals, Inc. (a)         72,000
   2,900   Liposome Company, Inc. (a)               13,412
   3,700   NABI, Inc. (a)                           12,603
   2,100   NeXstar Pharmaceuticals, Inc.(a)         23,888
   1,200   Protein Design Labs, Inc. (a)            48,000
   1,100   Roberts Pharmaceutical Corp. (a)         10,519
   1,900   Vertex Pharmaceuticals, Inc.(a)          62,700
                                               -----------
                                                   372,604
                                               -----------

           Building and Construction - 2.09%
   1,100   ABT Building Products Corp. (a)          19,800
     800   Butler Manufacturing Co.                 25,800
   1,500   CalMat Co.                               41,812
   2,100   Carlisle Companies, Inc.                 89,775
     800   Centex Construction Products, Inc.       24,100
   2,800   Dal-Tile International, Inc. (a)         34,300
   1,050   Elcor Corp.                              25,200
   1,000   Florida Rock Industries, Inc.            22,750
     800   Halter Marine Group, Inc. (a)            23,100
     950   Hughes Supply, Inc.                      33,191
   3,000   Kaufman & Broad Home Corp.               67,312
   2,000   Kennametal, Inc.                        103,625
   3,800   Lennar Corp.                             81,938
     800   Lone Star Industries, Inc.               42,500


Shares                Description                   Value
------                -----------                   -----

   1,300   Medusa Corp.                        $    54,356
     800   NCI Building Systems, Inc. (a)           28,400
   1,300   NVR, Inc. (a)                            28,438
   3,600   Oakwood Homes Corp.                     119,475
   1,175   Palm Harbor Homes, Inc. (a)              33,194
     400   Puerto Rican Cement Co., Inc.            20,075
   1,300   Ryland Group, Inc.                       30,712
     400   Simpson Manufacturing Co., Inc. (a)      13,325
   1,200   Skyline Corp.                            33,000
   1,700   Southdown, Inc.                         100,300
   3,500   Standard-Pacific Corp.                   55,125
   1,600   Texas Industries, Inc.                   72,000
   1,200   TJ International, Inc.                   29,700
   1,700   Toll Brothers, Inc. (a)                  45,475
   1,200   Triangle Pacific Corp. (a)               40,650
   1,500   Universal Forest Products, Inc.          20,438
   1,000   U.S. Home Corp. (a)                      39,250
   2,000   Webb (Del E.) Corp.                      52,000
                                               -----------
                                                 1,451,116
                                               -----------

           Brewery - 0.18%
   2,300   Boston Beer Company, Inc.- Class A (a)   17,969
   1,200   Canandaigua Wine Co. - Class B (a)       66,450
     200   Farmer Brothers Co.                      37,400
                                               -----------
                                                   121,819
                                               -----------

           Broadcasting - 1.17%
   1,400   Ackerley Group, Inc.                     23,712
   1,900   ADVO, Inc. (a)                           37,050
     500   BET Holdings, Inc.- Class A (a)          27,313
   3,400   Century Communications Corp.-
            Class A (a)                             33,150
     900   Cox Radio, Inc.-Class A (a)              36,225
   1,699   Hearst-Argyle Television, Inc. (a)       50,545
   1,600   Heftel Broadcasting Corp. - Class A (a)  74,800
   3,500   Jacor Communications, Inc. (a)          185,937
     800   Paxson Communications Corp. (a)           5,900
   1,700   Saga Communications, Inc. - Class A (a)  36,125
     500   SFX Broadcasting, Inc. - Class A (a)     40,125
   2,400   Spelling Entertainment Group, Inc. (a)   16,800
   1,300   TCA Cable TV, Inc.                       59,800
   2,200   United International Holdings, Inc.-
            Class A (a)                             25,300
     300   United Television, Inc.                  31,163
     900   United Video Satellite Group, Inc.-
            Class A (a)                             25,875
   1,800   Westwood One, Inc. (a)                   66,825
     900   Young Broadcasting Corp.- Class A (a)    34,875
                                               -----------
                                                   811,520
                                               -----------

           Chemicals and Toxic Waste - 1.45%
     850   Cambrex Corp.                            39,100
     700   Chemed Corp.                             29,006
   1,600   ChemFirst, Inc.                          45,200
   1,800   Dexter Corp.                             77,738

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

   1,800   Geon Co.                            $    42,075
   2,600   Georgia Gulf Corp.                       79,625
   1,200   Hach Company - Class A                   11,250
     900   Hach Co.                                 11,362
   3,400   Hanna (M.A.) Co.                         85,850
   2,400   Lawter International, Inc.               26,100
   1,050   LeaRonal, Inc.                           24,675
   1,700   Lilly Industries, Inc.- Class A          35,063
     500   MacDermid, Inc.                          42,437
     700   McWhorter Technologies, Inc. (a)         18,025
   2,168   Mississippi Chemical Corp.               39,566
   1,300   Mycogen Corp. (a)                        24,375
     300   NCH Corp.                                19,650
   1,800   NL Industries, Inc. (a)                  24,525
   1,650   OM Group, Inc.                           60,431
   2,800   Schulman (A.), Inc.                      70,350
   1,400   Scotts Company (The) - Class A (a)       42,350
   1,300   Synetic, Inc. (a)                        47,450
   3,100   Terra Industries, Inc.                   40,494
   1,000   WD-40 Co.                                29,000
   2,100   Wellman, Inc.                            40,950
                                               -----------
                                                 1,006,647
                                               -----------

           Chemical - Specialty - 0.33%
   1,700   Albemarle Corp.                          40,588
     700   Bush Boake Allen, Inc. (a)               18,331
   1,400   Church & Dwight Co., Inc.                39,288
   3,000   Ferro Corp.                              72,938
   1,100   Fuller (H.B.) Co.                        54,450
                                               -----------
                                                   225,595
                                               -----------

           Client Server Computing - 0.26%
   1,700   Clarify, Inc. (a)                        19,762
   4,800   Platinum Technology, Inc. (a)           135,600
   2,200   Xircom, Inc. (a)                         22,138
                                               -----------
                                                   177,500
                                               -----------

           Coal, Gas and Solar - 0.13%
   4,300   AGL Resources, Inc.                      87,881
                                               -----------

           Commercial Services - 1.48%
   1,300   ABM Industries, Inc.                     39,731
   1,400   Access Health, Inc. (a)                  41,125
   2,800   Anixter International, Inc. (a)          46,200
     400   Berlitz International, Inc. (a)          10,650
   1,300   Borg-Warner Security Corp.               22,913
     700   Caribiner International, Inc. (a)        31,150
     800   CDI Corp. (a)                            36,600
     900   Central Parking Corp.                    40,781
   2,100   ClinTrials Research, Inc. (a)            16,537
   2,150   CORESTAFF, Inc. (a)                      56,975
   1,000   Data Processing Resources (a)            25,500
   1,300   Data Transmission Network Corp. (a)      36,400
   1,100   Electro Rent Corp. (a)                   39,325
   2,700   Employee Solutions, Inc. (a)             11,644

Shares                Description                   Value
------                -----------                   -----

   1,900   Franklin Covey Co. (a)              $    41,800
   2,400   Hilb, Rogal, & Hamilton Co.              46,350
     600   Iron Mountain, Inc. (a)                  21,600
     350   ITT Educational Services, Inc. (a)        7,809
   3,200   Metromedia International Group, Inc. (a) 30,400
   2,000   MoneyGram Payment Systems, Inc. (a)      21,500
   1,600   NFO Worldwide, Inc. (a)                  33,500
   1,500   Nova Corp./Georgia (a)                   37,500
   1,900   PhyMatrix Corp. (a)                      29,925
   2,000   Primark Corp. (a)                        81,375
     600   Quintel Entertainment, Inc. (a)           3,262
   1,300   Romac International, Inc. (a)            31,769
     800   Russ Berrie & Co., Inc.                  21,000
   1,800   Sabre Group Holdings, Inc. (a)           51,975
   3,200   Sotheby's Holdings, Inc.- Class A        59,200
   1,000   StaffMark, Inc. (a)                      31,625
     900   Unitog Co.                               20,025
                                               -----------
                                                 1,026,146
                                               -----------

           Computer - 1.01%
     800   American Business Information, Inc. (a)   8,200
     800   American Business Information,
            Inc.-Cl. A (a)                           8,400
   1,100   Computer Task Group, Inc.                39,119
   3,000   Data General Corp. (a)                   52,312
     700   Dialogic Corp. (a)                       30,625
   1,200   FileNet Corp. (a)                        36,150
   2,800   HMT Technology Corp. (a)                 36,400
     600   MICROS Systems, Inc. (a)                 27,000
   1,500   NeoMagic Corp. (a)                       19,125
   3,000   Oak Technology, Inc. (a)                 19,500
   3,900   Physicians Computer Network, Inc. (a)    15,600
   2,300   PMC Sierra, Inc. (a)                     71,300
   1,200   PRI Automation, Inc. (a)                 34,650
   1,200   Sandisk Corp. (a)                        24,375
   3,100   Sequent Computer Systems, Inc. (a)       62,000
     900   Splash Technology Holdings, Inc. (a)     20,250
   2,100   Stratus Computer, Inc. (a)               79,406
   1,200   Telxon Corp.                             28,650
   1,200   Trident Microsystems, Inc. (a)           10,875
   3,000   Wang Laboratories, Inc. (a)              66,375
     700   Zoran Corp. (a)                           8,444
                                               -----------
                                                   698,756
                                               -----------

           Computer Services - 2.40%
   2,800   Acxiom Corp. (a)                         53,900
   2,800   Affiliated Computer Services, Inc. (a)   73,675
   3,100   American Management Systems, Inc. (a)    60,450
   1,650   Analysts International Corp.             56,925
     700   Applied Graphics Technologies, Inc. (a)  37,275
   1,900   Applied Magnetics Corp. (a)              21,137
   2,100   Auspex Systems, Inc. (a)                 21,000
   1,300   Black Box Corp. (a)                      45,988
   2,900   Borland International, Inc. (a)          21,206
   1,500   CCC Information Services Group (a)       29,625
   1,100   Centennial Technologies, Inc. (a)         1,375

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

     700   Ciber, Inc. (a)                     $    40,600
   1,000   Claremont Technology Group (a)           18,500
   2,600   Cognex Corp. (a)                         70,850
   2,050   Computer Horizons Corp. (a)              92,250
     100   Computer Learning Centers, Inc. (a)       6,125
     800   Computer Management Sciences, Inc. (a)   15,300
   7,200   Computervision Corp. (a)                 27,450
   2,800   Diamond Multimedia Systems, Inc. (a)     24,850
     600   Electro Scientific Industries, Inc. (a)  22,800
   1,200   Envoy Corp. (a)                          34,950
   2,500   E Trade Group, Inc. (a)                  57,500
     800   Evans & Sutherland Computer Corp. (a)    23,200
     700   Fair Isaac & Co., Inc.                   23,319
   1,000   Henry (Jack) & Associates                27,250
   1,500   Hutchinson Technology, Inc. (a)          32,812
   1,600   IKOS Systems, Inc. (a)                    9,800
   1,300   Imnet Systems, Inc. (a)                  21,125
     800   In Focus Systems, Inc. (a)               24,300
     800   Inacom Corp. (a)                         22,450
   1,500   International Network Services (a)       34,688
     900   Kronos, Inc. (a)                         27,731
     500   LHS Group, Inc. (a)                      29,875
   4,600   Mentor Graphics Corp. (a)                44,562
     900   MicroTouch Systems, Inc. (a)             14,175
   2,300   Mylex Corp. (a)                          20,700
   1,100   National Computer Systems, Inc.          38,775
   1,800   National TechTeam, Inc. (a)              16,200
   1,375   Network Associates, Inc. (a)             72,703
   2,700   Object Design, Inc. (a)                  22,613
   1,200   ODS Networks, Inc. (a)                    7,725
     900   Quick Response Services, Inc. (a)        33,300
     700   RadiSys Corp. (a)                        26,075
   2,100   Safeguard Scientifics, Inc. (a)          65,887
   1,850   Technology Solutions Co. (a)             48,794
   1,300   Transition Systems, Inc. (a)             28,762
   1,400   USCS International, Inc. (a)             23,800
   3,300   Vanstar Corp. (a)                        37,331
   2,500   Xylan Corp. (a)                          37,813
   1,700   Zitel Corp. (a)                          16,150
                                               -----------
                                                 1,665,646
                                               -----------

           Computer Software - 4.74%
   3,700   Acclaim Entertainment, Inc. (a)          13,413
   1,700   Activision, Inc. (a)                     30,387
     400   Advent Software, Inc. (a)                11,450
   1,200   American HomePatient, Inc. (a)           28,200
     800   Arbor Software Corp. (a)                 32,400
   1,600   Aspen Technologies, Inc. (a)             54,800
   1,700   Avant! Corp. (a)                         28,475
   1,800   Avid Technology, Inc. (a)                48,150
   1,900   Aware, Inc. (a)                          19,475
   1,280   Baan Company NV (a)                      42,240
   1,600   BancTec, Inc. (a)                        42,900
   1,700   BEA Systems, Inc. (a)                    29,431
   1,100   Bell & Howell Co. (a)                    26,606

Shares                Description                   Value
------                -----------                   -----

   1,900   Bisys Group, Inc. (a)               $    63,175
   1,350   Boole & Babbage, Inc. (a)                40,331
   1,600   Broderbund Software, Inc. (a)            41,000
     500   CDW Computer Centers, Inc. (a)           26,062
   3,600   Cellular Technical Services Co. (a)      11,475
   3,300   Checkfree Corp. (a)                      89,100
   3,600   Chips & Technologies, Inc. (a)           51,975
   2,450   CHS Electronics, Inc. (a)                41,956
   1,900   Citrix Systems, Inc. (a)                144,400
   1,000   Data Dimensions, Inc. (a)                17,250
     250   DecisionOne Holdings Corp. (a)            6,250
   1,700   Documentum, Inc. (a)                     71,612
   1,500   Edify Corp. (a)                          28,125
   2,800   Exabyte Corp. (a)                        18,025
   2,500   Firearms Training Systems, Inc. (a)      12,969
   1,600   Forte Software, Inc. (a)                 12,200
   4,400   FTP Software, Inc. (a)                    9,900
   1,500   Gerber Scientific, Inc.                  29,812
   2,000   GT Interactive Software Corp. (a)        12,750
   1,400   Harbinger Corp.                          39,375
     960   HBO & Co.                                46,080
   1,300   HNC Software, Inc. (a)                   55,900
   1,400   Hyperion Software Corp. (a)              50,050
   1,700   Industri-Matematik International Corp.   50,150
   1,500   Infinity Financial Technology, Inc. (a)  31,406
   1,150   Information Management Resources,
            Inc. (a)                                43,125
   2,200   Information Resources, Inc. (a)          29,425
   1,300   Inso Corp. (a)                           15,031
   1,300   Integrated Systems, Inc. (a)             17,875
   2,300   INTERSOLV, Inc. (a)                      46,575
     300   Intevac, Inc. (a)                         2,925
   1,000   JDA Software Group, Inc. (a)             35,000
   2,900   Learning Company, Inc. (a)               46,581
     700   Learning Tree International, Inc. (a)    20,212
   1,400   Legato Systems, Inc. (a)                 61,600
   1,018   Lycos, Inc. (a)                          42,120
   2,600   Macromedia, Inc.(a)                      21,613
   1,200   Manugistics Group, Inc. (a)              53,550
   1,300   Mercury Interactive Corp. (a)            34,775
     800   Metro Information Services, Inc. (a)     22,200
   3,200   MicroProse, Inc. (a)                      7,000
   1,000   National Instruments Corp. (a)           29,000
   2,200   Network Appliance, Inc. (a)              78,100
   2,500   Network Computing Devices, Inc. (a)      23,438
   2,200   Phoenix Technologies Ltd. (a)            26,675
     500   Pixar, Inc. (a)                          10,812
   1,200   Policy Management Systems Corp. (a)      83,475
   1,600   Progress Software Corp. (a)              34,600
     700   Project Software & Development,
            Inc. (a)                                16,450
   2,700   PSINet, Inc. (a)                         13,838
     300   Raptor Systems, Inc. (a)                  3,975
   5,986   Rational Software Corp. (a)              68,091
   1,600   Remedy Corp. (a)                         33,600
     100   Sapient Corp. (a)                         6,125
   1,500   Scopus Technology, Inc. (a)              18,000

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

     900   SEI Investments Co.                 $    37,800
   2,300   Shiva Corp. (a)                          19,694
   1,500   Siebel Systems, Inc. (a)                 62,719
   1,300   SPS Transaction Services, Inc. (a)       29,331
     600   SPSS, Inc. (a)                           11,550
   2,600   Structural Dynamics Research Corp. (a)   58,500
   4,300   Symantec Corp. (a)                       94,331
     847   Synopsys, Inc. (a)                       30,280
   2,300   System Software Associates, Inc. (a)     20,125
   1,200   Systems & Computer Technology Corp. (a)  59,550
   2,100   SystemSoft Corp. (a)                     13,387
   1,100   Vantive Corp.(a)                         27,775
   2,000   Veritas Software Corp. (a)              102,000
   1,400   Viasoft, Inc. (a)                        59,150
   1,400   VideoServer, Inc. (a)                    22,225
   1,800   Visio Corp. (a)                          69,075
   1,000   Wall Data, Inc. (a)                      13,625
   1,500   Wind River Systems (a)                   59,531
   1,700   Wonderware Corp. (a)                     24,013
   1,750   Yahoo!, Inc. (a)                        121,188
                                               -----------
                                                 3,290,890
                                               -----------

           Consumer Goods - 0.17%
   1,200   Bush Industries, Inc.- Class A           31,200
     600   Fossil, Inc. (a)                         15,000
   1,400   Galoob Toys, Inc. (a)                    14,262
     500   Herbalife International,
            Inc.- Class A (a)                       10,500
   1,000   Herbalife International,
            Inc.- Class B                           21,500
   1,200   Renters Choice, Inc. (a)                 24,600
                                               -----------
                                                   117,062
                                               -----------

           Consumer Services - 0.67%
   1,200   Billing Information Concepts (a)         57,600
   1,500   CoreComm, Inc. (a)                       15,187
   2,750   Crawford & Co.- Class B                  56,203
   2,100   DeVry, Inc.                              66,938
   1,150   Equity Corporation International (a)     26,594
   1,500   G & K Services, Inc.- Class A            63,000
     750   Pinkerton's, Inc. (a)                    17,625
   1,700   Prepaid Legal Services, Inc. (a)         58,119
   1,500   Rollins, Inc.                            30,469
   1,650   Seattle FilmWorks, Inc. (a)              18,356
   1,450   Sylvan Learning Systems, Inc. (a)        56,550
                                               -----------
                                                   466,641
                                               -----------

           Containers - 0.75%
   1,000   ACX Technologies, Inc. (a)               24,437
   1,400   Aptargroup, Inc.                         77,700
   2,300   Ball Corp.                               81,219
   1,600   Chesapeake Corp.                         55,000
   3,100   First Brands Corp.                       83,506
   4,100   Gaylord Container Corp.- Class A (a)     23,575
   1,000   Greif Brothers Corp.- Class A            33,500
     100   Liqui-Box Corp.                           4,025
   4,000   Longview Fibre Co.                       60,750

Shares                Description                   Value
------                -----------                   -----

   1,100   Shorewood Packaging Corp. (a)       $    29,425
   1,400   Silgan Holdings, Inc. (a)                45,500
                                               -----------
                                                   518,637
                                               -----------

           Cosmetics and Toiletries - 0.07%
   1,100   Nature's Sunshine Products, Inc.         28,600
   2,200   Playtex Products, Inc. (a)               22,550
                                               -----------
                                                    51,150
                                               -----------

           Diversified - 0.29%
   1,400   Hexcel Corp. (a)                         34,912
   3,300   Imation Corp. (a)                        52,800
   1,800   Justin Industries                        24,525
     524   NACCO Industries, Inc. - Class A         56,166
     650   Volt Information Sciences, Inc. (a)      35,019
                                               -----------
                                                   203,422
                                               -----------

           Drugs - 0.59%
   1,200   Alpharma, Inc.- Class A                  26,100
   2,000   Cephalon, Inc. (a)                       22,750
   1,800   COR Therapeutics, Inc. (a)               40,500
   2,300   Gilead Sciences, Inc. (a)                87,975
   2,100   Isis Pharmaceuticals, Inc. (a)           25,856
   1,800   Jones Medical Industries, Inc.           68,850
   1,000   Medicis Pharmaceutical
            Corp. - Class A (a)                     51,125
   5,200   Perrigo Co. (a)                          69,550
   2,600   Sequus Pharmaceuticals, Inc. (a)         19,338
                                               -----------
                                                   412,044
                                               -----------

           Drugs/Retail - 0.20%
     700   Express Scripts, Inc.- Class A (a)       42,000
   2,400   Rexall Sundown, Inc. (a)                 72,450
   3,900   Zila, Inc. (a)                           23,156
                                               -----------
                                                   137,606
                                               -----------

           Electrical Equipment - 1.46%
   1,400   Adtran, Inc. (a)                         38,500
   2,500   AMETEK, Inc.                             67,500
   2,000   Baldor Electric Co.                      43,375
   1,900   Belden, Inc.                             66,975
   1,400   Berg Electronics Corp. (a)               31,850
   1,600   Calpine Corp. (a)                        23,800
   4,600   Cirrus Logic (a)                         48,875
     800   C&D Technologies, Inc.                   38,600
   1,200   ESS Technology, Inc. (a)                  9,113
     700   Esterline Technologies Corp. (a)         25,200
   1,100   Fluke Corp.                              28,669
     600   Franklin Electric Co., Inc.              38,550
       1   General Electric Co.                         38
     100   JPM Company (a)                           2,125
   3,000   Kemet Corp. (a)                          58,125
   1,500   Littelfuse, Inc. (a)                     37,312
   1,600   MagnaTek, Inc. (a)                       31,200
     900   Marquette Medical Systems - Class A (a)  23,963
   2,200   Methode Electronics, Inc.- Class A       35,750
   1,500   MRV Communications, Inc. (a)             35,812

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

   2,100   OIS Optical Imaging Systems,
            Inc. (a)                           $     2,559
   1,100   Perceptron, Inc. (a)                     23,788
   2,400   Ramtron International Corp. (a)          13,350
   1,300   Sanmina Corp. (a)                        88,075
   2,400   Silicon Valley Group, Inc. (a)           54,300
   1,800   SMART Modular Technologies, Inc. (a)     41,400
   1,300   Tracor, Inc. (a)                         39,487
   2,400   Vicor Corp. (a)                          65,100
                                               -----------
                                                 1,013,391
                                               -----------

           Electronics - 3.60%
   1,400   Actel Corp. (a)                          17,675
   1,900   Alliance Semiconductor Corp. (a)          8,669
   1,000   Altron, Inc. (a)                         13,250
   1,800   American Residential Services, Inc. (a)  28,125
   5,900   Ampex Corp. - Class A (a)                14,750
   1,300   Amphenol Corp. - Class A (a)             72,394
   1,100   ANADIGICS, Inc. (a)                      33,137
     500   Analogic Corp.                           19,000
   2,100   BMC Industries Inc.                      33,863
   1,850   Burr-Brown Corp. (a)                     59,431
   1,300   Cable Design Technologies (a)            50,538
   2,500   C-Cube Microsystems, Inc. (a)            40,781
   2,600   Checkpoint Systems, Inc. (a)             45,500
     700   Cohu, Inc.                               21,438
   5,061   Computer Products, Inc. (a)             114,505
   4,000   CopyTele, Inc. (a)                       14,000
   1,700   Credence Systems Corp. (a)               50,362
   2,148   CTS Corp.                                68,602
     550   Cubic Corp.                              18,013
   1,900   DII Group, Inc. (a)                      51,775
     900   Dionex Corp. (a)                         45,225
   1,200   Dynatech Corp. (a)                       56,250
   1,400   Electroglas, Inc. (a)                    21,612
     700   Eltron International, Inc. (a)           21,175
   1,600   Etec Systems, Inc. (a)                   74,400
   1,700   FSI International, Inc. (a)              19,975
   2,000   GenRad, Inc. (a)                         60,375
   2,700   Gentex Corp. (a)                         72,563
     700   Hadco Corp. (a)                          31,675
   2,700   Identix, Inc. (a)                        25,987
     900   Integrated Circuit Systems, Inc. (a)     25,650
   6,200   Integrated Device Technology, Inc. (a)   58,513
   1,300   Integrated Process Equipment Corp. (a)   20,475
   4,000   International Rectifier Corp. (a)        47,250
   1,500   Itron, Inc. (a)                          27,000
   3,200   Kent Electronics Corp. (a)               80,400
   1,300   Kuhlman Corp.                            50,862
     500   LeCroy Corp. (a)                         15,125
   1,600   Lo-Jack Corp. (a)                        23,600
   2,900   LTX Corp. (a)                            12,869
   1,300   Marshall Industries (a)                  39,000
     700   MTS Systems Corp.                        26,250
   1,400   Nichols Research Corp. (a)               35,000
   1,700   Nimbus CD International, Inc. (a)        18,275

Shares                Description                   Value
------                -----------                   -----

   1,400   Oak Industries, Inc. (a)            $    41,563
     800   Park Electrochemical Corp.               22,700
   1,400   Photronics, Inc. (a)                     33,950
   2,000   Pioneer-Standard Electronics, Inc.       30,500
   1,100   Plexus Corp. (a)                         16,362
     900   Rambus, Inc. (a)                         41,175
   3,400   Read-Rite (a)                            53,550
   2,400   Robotic Vision Systems, Inc. (a)         27,600
     600   Rogers Corp. (a)                         24,525
   3,900   S3, Inc. (a)                             19,500
   1,100   SDL, Inc. (a)                            15,950
     800   Sheldahl, Inc. (a)                       11,200
     800   Siliconix, Inc. (a)                      34,400
     600   SpeedFam International, Inc. (a)         15,900
   1,300   Stanford Telecommunications, Inc. (a)    22,019
   1,100   Technitrol, Inc.                         33,000
     400   Tech-Sym Corp. (a)                       10,175
   1,500   Thermedics, Inc. (a)                     24,562
   1,600   ThermoSpectra Corp. (a)                  16,000
   1,700   Trimble Navigation Ltd. (a)              37,081
     800   Triumph Group, Inc. (a)                  26,600
   1,400   Ultratech Stepper, Inc. (a)              27,825
   2,600   Uniphase Corp. (a)                      107,575
   1,800   Unitrode Corp. (a)                       38,700
     700   Veeco Instruments, Inc. (a)              15,400
     700   Watkins-Johnson Co.                      18,156
   1,500   Zilog, Inc. (a)                          28,594
   1,000   Zygo Corp. (a)                           18,750
                                               -----------
                                                 2,498,626
                                               -----------

           Engineering - 0.16%
   1,700   Granite Construction, Inc.               39,100
   1,700   Jacobs Engineering Group, Inc. (a)       43,138
     800   Starrett (L.S.) Co. - Class A            29,250
                                               -----------
                                                   111,488
                                               -----------

           Engineering and Construction - 0.04%
     600   Stone & Webster, Inc.                    28,125

           Entertainment - 0.31%
     700   Family Golf Centers, Inc. (a)            21,962
   2,300   Florida Panthers Holdings, Inc. (a)      39,675
   2,500   Grand Casino, Inc. (a)                   34,063
   6,600   Malibu Entertainment Worldwide (a)       21,037
   1,300   Rio Hotel and Casino, Inc. (a)           27,300
   1,000   Speedway Motorsports, Inc. (a)           24,813
   1,300   Ticketmaster Group, Inc. (a)             29,900
   1,900   Trump Hotels & Casino Resorts, Inc. (a)  12,706
                                               -----------
                                                   211,456
                                               -----------

           Environmental Control - 1.07%
   8,200   Allied Waste Industries, Inc. (a)       191,163
   2,700   Calgon Carbon Corp.                      29,025
   1,978   Culligan Water Technologies, Inc. (a)    99,394
   2,500   Dames & Moore, Inc.                      33,125

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

   1,500   Donaldson Co., Inc.                 $    67,594
   1,800   IMCO Recycling, Inc.                     28,913
   1,200   Ionics, Inc. (a)                         46,950
     300   Mine Safety Appliances Co.               19,650
   4,500   Safety-Kleen Corp.                      123,469
   1,400   Superior Services, Inc. (a)              40,425
   1,300   Watsco, Inc.                             32,094
   1,000   Zurn Industries, Inc.                    31,437
                                               -----------
                                                   743,239
                                               -----------

           Financial Services - 8.46%
   2,000   Aames Financial Corp.                    25,875
     900   ALBANK Financial Corp.                   46,294
   1,850   AMCORE Financial, Inc.                   46,481
   2,200   AmeriCredit Corp. (a)                    60,913
   2,800   AMRESCO, Inc. (a)                        84,700
   1,700   Anchor Bancorp Wisconsin, Inc.           61,838
   3,100   Arcadia Financial Ltd. (a)               23,056
   4,502   Associated Banc-Corp                    248,173
   1,800   Astoria Financial Corp.                 100,350
   1,500   BancorpSouth, Inc.                       70,875
     800   Bank of Granite Corp.                    24,600
     700   BankAtlantic Bancorp, Inc. - Class B     11,725
       1   BankAtlantic Bancorp, Inc. - Class A         12
     600   Banknorth Group, Inc.                    38,550
   1,000   Bay View Capital Corp.                   36,250
     530   BOK Financial Corp. (a)                  20,588
   1,000   Capital Factors Holdings, Inc. (a)       19,000
     897   Chemical Financial Corp.                 40,140
   1,050   CitFed Bancorp, Inc.                     40,950
   1,200   Citizens Banking Corp.                   41,400
   1,200   Cityscape Financial Corp. (a)               600
   1,400   CNB Bankshares, Inc.                     67,462
   1,400   Coast Savings Financial, Inc. (a)        95,988
   2,300   Colonial BancGroup, Inc.                 79,206
   1,255   Commerce Bancorp, Inc.                   64,005
   2,475   Commercial Federal Corp.                 88,017
   1,400   Community First Bankshares, Inc.         74,550
   1,000   Corus Bankshares, Inc.                   39,563
     600   CPB, Inc.                                12,337
   2,800   Credit Acceptance Corp. (a)              21,700
   1,700   Cullen/Frost Bankers, Inc.              103,169
   1,200   Cuno, Inc. (a)                           18,300
   1,557   Downey Financial Corp.                   44,277
   1,200   Eaton Vance Corp.                        45,300
     800   Everen Capital Corp.                     38,000
   1,140   F & M Bancorporation Inc.                45,885
   1,500   F & M National Corp.                     51,469
   1,350   Financial Federal Corp. (a)              31,894
     700   First Citizens BancShares,
            Inc. - Class A                          72,822
   2,300   First Colorado Bancorp, Inc.             54,625
     400   First Financial Corp.-Indiana            24,200
     925   First Indiana Corp.                      27,981
   1,150   First Midwest Bancorp, Inc.              50,312

Shares                Description                   Value
------                -----------                   -----

   1,100   First Savings Bank of Washington
            Bancorp, Inc.                      $    30,250
     700   First United Bancshares, Inc.            29,400
   1,350   First Western Bancorp, Inc.              38,475
   1,250   Firstbank of Illinois Co.                46,016
   1,100   FirstBank Puerto Rico                    37,469
     100   Firstfed Financial Corp. (a)              3,875
   1,800   FIRSTPLUS Financial Group, Inc. (a)      69,075
   1,350   Fort Wayne National Corp.                62,100
     350   Fund American Enterprise Holdings        42,350
   1,075   F.N.B. Corp.                             40,447
   1,100   Great Financial Corp.                    56,100
   1,300   Hambrecht & Quist Group (a)              47,450
     620   Hancock Holding Co.                      37,510
   1,400   Harris Financial, Inc.                   27,825
   1,688   HUBCO, Inc.                              66,043
   1,900   IMC Mortgage Co. (a)                     22,563
   1,750   Imperial Bancorp (a)                     86,297
   1,800   Imperial Credit Industries, Inc. (a)     36,900
     900   Interra Financial, Inc.                  62,100
     400   Investment Technology Group, Inc. (a)    11,200
   1,600   Jefferies Group, Inc.                    65,500
     500   John Nuveen & Co., Inc. - Class A        17,500
   4,505   Keystone Financial, Inc.                181,326
   1,100   Klamath First Bancorp, Inc.              23,650
   1,700   Legg Mason, Inc.                         95,094
   1,800   Long Island Bancorp, Inc.                89,325
   1,150   MAF Bancorp, Inc.                        40,681
   2,500   Magna Group, Inc.                       114,375
   1,400   McDonald & Company Investments           39,725
  13,300   Mercury Finance Co. (a)                   8,312
   1,850   Morgan Keegan, Inc.                      46,828
   1,400   Morrison Knudsen Corp. (a)               13,650
   1,400   National Auto Credit, Inc. (a)            7,438
     782   National City Bancshares, Inc.           34,995
     400   Nationwide Financial Services, Inc.      14,450
   1,333   New York Bankcorp, Inc.                  52,903
   1,500   Ocwen Asset Investment Corp.             30,750
   2,000   Ocwen Financial Corp. (a)                50,875
   1,000   ONBANCorp, Inc.                          70,500
   2,087   One Valley Bancorp, Inc.                 80,871
   2,104   Peoples Heritage Financial Group, Inc.   96,784
   3,600   Phoenix Duff & Phelps Corp.              28,800
   1,700   Pioneer Group, Inc.                      47,812
   1,400   Piper Jaffray Companies, Inc.            51,013
     725   Provident Bankshares Corp.               46,309
   1,048   Queens County Bancorp, Inc.              42,444
   1,600   Quick & Reilly Group, Inc.               68,800
   1,800   Raymond James Financial, Inc.            71,437
   1,870   Republic Bancorp, Inc.                   39,971
     704   Resource Bancshares Mortgage
            Group, Inc.                             11,476
   3,400   Roslyn Bancorp, Inc.                     79,050
     700   Silicon Valley Bancshares (a)            39,375
   6,931   Sovereign Bancorp, Inc.                 143,822

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

   2,625   St. Paul Bancorp, Inc.              $    68,906
     500   Sumitomo Bank of California              27,313
     700   Texas Regional Bancshares, Inc. -
            Class A                                 21,350
   1,200   TR Financial Corp.                       39,900
   1,200   Trans Financial, Inc.                    46,650
     300   Triad Guaranty, Inc. (a)                  8,700
   1,870   Trustco Bank Corp.                       50,957
   2,500   Trustmark Corp.                         115,625
   1,281   UMB Financial Corp.                      69,815
   1,100   United Bankshares, Inc.                  52,525
   1,900   United Companies Financial Corp.         29,450
   1,900   UST Corp.                                52,725
   1,500   U.S. Trust Corp.                         93,937
     300   Vermont Financial Services Corp.          8,325
   1,200   WesBanco, Inc.                           36,000
   1,056   Westamerica Bancorporation              107,976
   2,100   Westcorp                                 35,438
     300   White River Corp. (a)                    23,850
   1,600   Whitney Holding Corp.                    91,200
                                               -----------
                                                 5,873,360
                                               -----------

           Food Service/Lodging - 0.74%
   2,000   Bristol Hotel Co. (a)                    58,125
   3,200   Franchise Finance Corp. of America       86,400
   3,921   Imperical Holly Corp.                    42,646
   1,800   Luby's Cafeterias, Inc.                  31,613
   1,200   Marcus Corp.                             22,125
   1,100   Morrison Health Care, Inc.               22,000
   1,200   Ruby Tuesday, Inc. (a)                   30,900
   3,700   Ryan's Family Steak Houses, Inc. (a)     31,681
   1,600   Sanderson Farms, Inc.                    23,200
   1,000   Sbarro, Inc.                             26,313
   4,300   Shoney's, Inc. (a)                       13,706
   1,100   Showbiz Pizza Time, Inc. (a)             25,300
   2,400   Smithfield Foods, Inc. (a)               79,200
   1,300   Suburban Lodges of America, Inc. (a)     17,306
                                               -----------
                                                   510,515
                                               -----------

           Foods - 1.07%
   1,000   CellStar Corp. (a)                       19,875
   1,700   Dreyer's Grand Ice Cream, Inc.           41,013
   1,600   Earthgrains Co.                          75,200
   1,700   Hudson Foods Inc. - Class A              34,956
   1,300   International Multifoods Corp.           36,806
   1,300   Lance, Inc.                              34,206
   1,500   Michael Foods, Inc.                      36,563
   2,000   NPC International, Inc. (a)              24,250
   1,600   Performance Food Group Co. (a)           38,000
   1,300   Pilgrims Pride Corp.                     20,231
   2,500   Ralcorp Holdings, Inc. (a)               42,344
   3,700   Richfood Holdings, Inc.                 104,525
   1,700   Smucker (J.M.) Co. - Class A             40,162
   1,495   Suiza Foods Corp. (a)                    89,046

Shares                Description                   Value
------                -----------                   -----

     800   United Natural Foods, Inc. (a)      $    20,800
   2,000   Universal Foods Corp.                    84,500
                                               -----------
                                                   742,477
                                               -----------

           Forest Products and Paper - 0.11%
   1,100   Buckeye Cellulose Corp. (a)              50,875
     900   Deltic Timber Corp.                      24,638
                                               -----------
                                                    75,513
                                               -----------

           Gaming - 0.09%
   3,500   Aztar Corp. (a)                          21,875
   1,100   Sodak Gaming, Inc. (a)                    7,012
   3,300   Station Casinos, Inc. (a)                33,619
                                               -----------
                                                    62,506
                                               -----------

           Health Care-Diversified - 0.20%
   2,200   American Oncology Resources, Inc. (a)    35,200
   2,000   Cerner Corp. (a)                         42,250
   1,300   HCIA, Inc. (a)                           15,438
   1,400   HealthPlan Services Corp.                29,400
     600   Superior Consultant Holdings Corp. (a)   18,000
                                               -----------
                                                   140,288
                                               -----------

           Health Care - 1.17%
   4,000   Apria Healthcare Group, Inc.             53,750
   1,100   CareMatrix Corp.                         31,625
   2,586   Concentra Managed Care, Inc. (a)         87,278
   1,700   FPA Medical Management, Inc. (a)         31,662
     800   Henry Schein, Inc. (a)                   28,000
     900   IDX Systems Corp. (a)                    33,300
   1,100   Inhale Therapeutics Systems (a)          28,600
   1,800   Mariner Health Group, Inc. (a)           29,250
   1,300   MedQuist, Inc. (a)                       45,175
   3,300   Mid Atlantic Medical Services, Inc. (a)  42,075
   1,300   NCS HealthCare (a)                       34,287
   2,907   Paragon Health Network, Inc. (a)         56,868
     800   Pediatrix Medical Group, Inc. (a)        34,200
     500   Perclose, Inc. (a)                        9,625
   1,800   Renal Care Group, Inc. (a)               57,600
   1,700   Renal Treatment Centers, Inc. (a)        61,413
   3,300   Sun Healthcare Group, Inc. (a)           63,937
   3,300   Trigon Healthcare, Inc. (a)              86,213
                                               -----------
                                                   814,858
                                               -----------

           Holding Company - 0.19%
     400   Florida East Coast Industries, Inc.      38,450
   1,400   Triarc Cos., Inc. (a)                    38,150
   2,800   Walter Industries, Inc. (a)              57,750
                                               -----------
                                                   134,350
                                               -----------

           Hospital Supplies and Health Care - 0.28%
   1,800   Haemonetics Corp. (a)                    25,200
   1,900   Healthdyne Technologies, Inc. (a)        38,712
       *   HEALTHSOUTH Corp. (a)                         5
     900   Rural/Metro Corp. (a)                    30,038

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

   1,200   Sunrise Assisted Living (a)         $    51,750
   1,400   Thermo Cardiosystems, Inc. (a)           37,450
     600   Vital Signs, Inc.                        11,700
                                               -----------
                                                   194,855
                                               -----------

           Hotel/Motel - 0.61%
     600   American General Hospitality Corp.       16,050
   2,800   Boyd Gaming Corp. (a)                    18,550
   1,800   CapStar Hotel Co. (a)                    61,763
   3,800   Choice Hotels Corp., Inc. (a)            60,800
   1,800   Homestead Village, Inc. (a)              27,112
   1,600   Interstate Hotels Co. (a)                56,100
   1,400   Primadonna Resorts, Inc. (a)             23,363
   3,100   Prime Hospitality Corp. (a)              63,162
      62   Promus Hotel Corp. (a)                    2,604
   1,900   Red Roof Inns, Inc. (a)                  29,094
   1,200   Showboat, Inc.                           35,250
     800   Wyndham Hotel Corp. (a)                  32,300
                                               -----------
                                                   426,148
                                               -----------

           Household Furnishings - 0.83%
   1,000   Action Performance Cos., Inc. (a)        37,875
   1,000   Bassett Furniture Industries, Inc.       30,000
   2,200   Cone Mills Corp. (a)                     17,050
   1,000   CORT Business Services Corp. (a)         39,812
   1,400   Culp, Inc.                               28,000
   1,500   Department 56, Inc. (a)                  43,125
   5,100   Fedders Corp.                            31,875
   3,900   Furniture Brands International, Inc. (a) 79,950
   2,000   Garden Ridge Corp. (a)                   28,500
   4,400   Heilig-Meyers Co.                        52,800
   1,400   Juno Lighting, Inc.                      24,500
   2,800   Kimball International, Inc. - Class B    51,625
   1,200   La-Z-Boy Chair, Inc.                     51,750
   1,100   McGrath Rentcorp                         26,950
     500   National Presto Industries, Inc.         19,781
   2,300   Zenith Electronics Corp. (a)             12,506
                                               -----------
                                                   576,099
                                               -----------

           Household Products - 0.18%
   1,200   Libbey, Inc.                             45,450
     900   Toro Co.                                 38,363
   1,300   USA Detergents, Inc. (a)                 10,562
   1,300   Windmere-Durable Holdings, Inc.          29,331
                                               -----------
                                                   123,706
                                               -----------

           Housing Revenue - 0.11%
   3,760   Champion Enterprises, Inc. (a)           77,315
                                               -----------

           Human Resources - 0.25%
   1,100   Alternative Resources Corp. (a)          25,369
   3,100   Interim Services, Inc. (a)               80,212
   1,200   Kelly Services, Inc. - Class A           36,000
     900   Personnel Group of America, Inc. (a)     29,700
                                               -----------
                                                   171,281
                                               -----------

Shares                Description                   Value
------                -----------                   -----

           Insurance - 4.16%
     900   Acceptance Insurance Cos., Inc. (a) $    21,769
   1,500   Alfa Corp.                               25,875
   1,725   Allied Group, Inc.                       49,378
     900   American Annuity Group, Inc.             19,800
   1,800   Amerin Corp. (a)                         50,400
     941   AmerUs Life Holdings, Inc. - Class A     34,713
   1,500   Argonaut Group, Inc.                     50,812
   1,400   Baldwin & Lyons, Inc. - Class B          33,775
   1,750   Berkley (W.R.) Corp.                     76,781
     800   Capital Re Corp.                         49,650
     800   CapMac Holdings, Inc.                    27,800
   1,400   Chartwell Re Corp.                       47,250
     700   Citizens Corp.                           20,125
   1,700   CMAC Investment Corp.                   102,638
     700   CNA Surety Corp. (a)                     10,806
   1,500   Commerce Group, Inc.                     48,937
   1,100   Compdent Corp. (a)                       22,309
   2,600   Coventry Corp. (a)                       39,650
   1,105   Delphi Financial Group,
            Inc. - Class A (a)                      49,725
   1,000   Enhance Financial Services Group, Inc.   59,500
     800   Executive Risk, Inc.                     55,850
     800   E.W. Blanch Holdings, Inc.               27,550
   1,300   FBL Financial Group, Inc. - Class A      52,163
   2,400   Financial Security Assurance Holdings
            Ltd.                                   115,800
     800   First American Financial Corp.           59,100
     600   Foremost Corp. of America                41,850
   1,700   Fremont General Corp.                    93,075
   1,980   Frontier Insurance Group, Inc.           45,292
   1,900   GAINSCO, Inc.                            16,150
   1,200   Gallagher (Arthur J.) & Co.              41,325
   1,500   Guarantee Life Companies, Inc.           42,750
   2,000   Hartford Life, Inc. - Class A            90,625
   2,300   HCC Insurance Holdings, Inc.             48,875
   1,100   Highlands Insurance Group, Inc. (a)      31,213
   1,500   HSB Group, Inc.                          82,781
   1,900   John Alden Financial Corp.               45,600
     600   JSB Financial, Inc.                      30,037
     300   Kansas City Life Insurance Co.           29,700
     900   Liberty Corp.                            42,075
     700   Life Re Corp.                            45,631
   2,000   Life USA Holding, Inc. (a)               33,750
     300   Markel Corp. (a)                         46,838
     600   Meadowbrook Insurance Group, Inc.        15,637
   1,636   Medical Assurance, Inc. (a)              46,013
     900   MMI Companies, Inc.                      22,612
   1,100   NAC Re Corp.                             53,694
     200   National Western Life Insurance -
            Class A (a)                             20,300
   2,100   Orion Capital Corp.                      97,519
   2,100   Penncorp Financial Group, Inc.           74,944
   1,000   Poe & Brown, Inc.                        44,625
   1,900   Presidential Life Corp.                  38,475
     923   PXRE Corp.                               30,632
   2,950   Reinsurance Group of America            125,559

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

   1,300   Risk Capital Holdings, Inc. (a)     $    28,925
     700   RLI Corp.                                34,869
   1,000   SCPIE Holdings, Inc.                     28,938
   2,200   Selective Insurance Group, Inc.          59,400
   1,200   State Auto Financial Corp.               38,700
     900   Trenwick Group, Inc.                     33,862
     500   United Fire & Casualty Co.               22,125
   1,000   United Wisconsin Services, Inc.          25,750
   1,000   Vesta Insurance Group, Inc.              59,375
     900   Zenith National Insurance Corp.          23,175
                                               -----------
                                                 2,884,852
                                               -----------

           Leisure Related - 0.63%
     400   AMC Entertainment, Inc. (a)               8,900
     500   Anchor Gaming (a)                        27,875
   2,800   Arctic Cat, Inc.                         27,125
     100   Bally's Grand, Inc. (a)                   5,119
     800   Carmike Cinemas, Inc. - Class A (a)      22,950
   1,200   Coachmen Industries, Inc.                25,875
   3,700   Handleman Co. (a)                        25,669
   2,300   Huffy Corp.                              31,050
   3,000   Jostens, Inc.                            69,187
   1,100   K2, Inc.                                 25,025
     800   Penn National Gaming, Inc. (a)            7,800
     900   Premier Parks, Inc. (a)                  36,450
   1,200   Signature Resorts, Inc. (a)              26,250
   2,300   Toy Biz, Inc. (a)                        17,825
   2,000   Vail Resorts, Inc. (a)                   51,875
   1,200   West Marine, Inc. (a)                    26,850
                                               -----------
                                                   435,825
                                               -----------

           Machinery - 2.09%
     300   Ag-Chem Equipment Co., Inc. (a)           4,162
   1,000   Alamo Group, Inc.                        21,688
   1,400   Albany International Corp. - Class A     32,200
   1,300   Allied Products Corp.                    31,200
   1,450   Applied Industrial Technology, Inc.      38,787
   1,000   Applied Power, Inc. - Class A            69,000
   2,300   Aviall, Inc. (a)                         34,356
   1,600   Blount International, Inc. - Class A     42,700
   1,300   Cascade Corp.                            22,100
   2,800   Cincinnati Milacron, Inc.                72,625
   1,300   Columbus McKinnon Corp.                  31,525
   1,600   Commercial Intertech Corp.               33,200
   1,000   DT Industries, Inc.                      34,000
   3,081   Flowserve Corp.                          86,075
   1,350   Gardner Denver Machinery, Inc. (a)       34,172
   1,000   Gleason Corp.                            26,938
   1,700   Global Industrial Technologies,
            Inc. (a)                                28,794
   1,300   Helix Technology Corp.                   25,350
   2,250   IDEX Corp.                               78,469
   3,400   JLG Industries, Inc.                     48,025
   1,800   Kulicke & Soffa Industries, Inc. (a)     33,525
   1,900   Lincoln Electric Co.                     68,400
     750   Lindsay Manufacturing Co.                32,531

Shares                Description                   Value
------                -----------                   -----

   1,325   Manitowoc Co., Inc.                 $    43,062
   1,000   Maverick Tube Corp. (a)                  25,313
   1,100   Nordson Corp.                            50,462
   1,800   OmniQuip International, Inc.             35,888
   1,200   Osmonics, Inc. (a)                       18,975
   1,600   Regal-Beloit Corp.                       47,300
   1,000   Robbins & Myers, Inc.                    39,625
   2,400   Roper Industries, Inc.                   67,800
   1,700   Specialty Equipment Cos., Inc. (a)       28,475
     800   SPS Technologies, Inc. (a)               34,900
     700   Tennant Co.                              25,462
     300   TurboChef, Inc. (a)                       2,175
   1,400   Watts Industries, Inc. - Class A         39,638
   1,400   Zebra Technologies Corp. - Class A (a)   41,650
     800   Zoltek Cos., Inc. (a)                    22,300
                                               -----------
                                                 1,452,847
                                               -----------

           Manufacturing - 1.90%
     700   Advanced Energy Industries (a)           10,456
     500   Advanced Lighting Technologies, Inc. (a)  9,500
   1,100   Aftermarket Technology Corp. (a)         19,938
     900   Alltrista Corp. (a)                      25,537
   1,600   Brady (W.H.) Co.                         49,600
   1,200   Clarcor, Inc.                            35,550
   1,200   Cross (A.T.) Co. - Class A               12,150
     700   Day Runner, Inc. (a)                     28,350
     800   Essex International, Inc. (a)            23,800
   1,500   Figgie International, Inc. -
            Class A (a)                             19,688
   1,600   Fisher Scientific International          76,400
   2,100   Fleetwood Enterprises                    89,119
   1,600   Foamex International, Inc. (a)           17,400
   1,400   Furon Co.                                29,225
   2,100   GenCorp, Inc.                            52,500
   1,000   Graco, Inc.                              37,312
   2,300   Griffon Corp. (a)                        33,638
   1,400   Harman International Industries, Inc.    59,412
     550   Insilco Corp. (a)                        18,150
   1,300   Lydall, Inc.                             25,350
   1,000   Matthews International Corp. - Class A   44,000
   1,200   Mestek, Inc. (a)                         22,500
   1,300   MotivePower Industries, Inc. (a)         30,225
   2,306   Paxar Corp. (a)                          34,158
   1,400   Penn Engineering & Manufacturing Corp.   33,600
   1,400   Plantronics, Inc. (a)                    56,000
   2,100   Polymer Group, Inc. (a)                  19,950
   1,100   RMI Titanium Co. (a)                     22,000
   3,600   Royal Appliance Manufacturing Co. (a)    23,850
   1,200   Samsonite Corp.                          37,950
     600   Sequa Corp. - Class A (a)                39,037
     900   Standex International Corp.              31,725
   1,100   Supertex, Inc. (a)                       11,963
   1,200   Thermo TerraTech, Inc. (a)                9,750
   1,800   ThermoLase Corp. (a)                     18,900
     600   Tredegar Industries, Inc.                39,525
   1,500   Twinlab Corp. (a)                        37,125

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

   1,900   U.S. Can Corp. (a)                  $    32,062
   1,900   Waters Corp. (a)                         71,488
   1,100   Westinghouse Air Brake Co.               28,187
                                               -----------
                                                 1,317,070
                                               -----------

           Marketing - 0.22%
   4,400   ACNielsen Corp. (a)                     107,250
     700   CKS Group, Inc. (a)                       9,888
   3,600   Sitel Corp. (a)                          32,850
                                               -----------
                                                   149,988
                                               -----------

           Medical Biotechnology - 1.48%
   2,600   Advanced Tissue Sciences, Inc. (a)       32,175
   1,700   Affymetrix, Inc. (a)                     52,912
   2,300   Agouron Pharmaceuticals, Inc. (a)        67,563
   1,600   Alkermes, Inc. (a)                       31,800
   2,400   Alliance Pharmaceutical Corp. (a)        17,400
     800   Biomatrix, Inc. (a)                      24,000
     600   Bio-Rad Laboratories, Inc. - Class A (a) 15,675
   3,600   Bio-Technology General Corp. (a)         38,700
   2,700   Creative BioMolecules, Inc. (a)          19,912
   6,700   Cytogen Corp. (a)                        10,888
   1,200   Cytyc Corp. (a)                          29,850
   5,700   Gensia Sicor, Inc. (a)                   33,131
   1,200   Heartport, Inc. (a)                      24,450
   1,700   Human Genome Sciences, Inc. (a)          67,575
     900   Hvide Marine, Inc. - Class A (a)         23,175
   2,700   IDEXX Laboratories (a)                   43,031
   2,500   Immunomedics, Inc. (a)                    9,062
   1,400   I-STAT Corp. (a)                         22,138
   1,700   Martek Biosciences Corp. (a)             14,025
   1,700   MedImmune, Inc. (a)                      72,887
   2,100   Millennium Pharmaceuticals (a)           39,900
   1,200   Myriad Genetics, Inc. (a)                29,100
   1,800   NeoPath, Inc. (a)                        23,400
   2,900   Neoprobe Corp. (a)                       17,400
   1,300   Neurex Corp. (a)                         18,038
   1,000   Neurogen Corp. (a)                       13,500
   1,719   Organogenesis, Inc. (a)                  45,332
   1,700   Regeneron Pharmaceuticals, Inc. (a)      14,556
   1,200   SangStat Medical Corp. (a)               48,600
   3,000   Scios, Inc. (a)                          30,000
   1,400   Transkaryotic Therapies, Inc. (a)        49,175
   1,600   Vical, Inc. (a)                          19,200
   1,300   VISX, Inc. (a)                           28,762
                                               -----------
                                                 1,027,312
                                               -----------

           Medical Supplies - 2.11%
   1,700   Acuson Corp. (a)                         28,156
   1,400   ADAC Laboratories (a)                    27,650
   1,100   Arrow International, Inc.                40,700
   2,400   Arterial Vascular Engineering (a)       156,000
   1,100   ATL Ultrasound, Inc.                     50,600
   2,200   Ballard Medical Products                 53,350
     950   Barr Laboratories, Inc. (a)              32,419

Shares                Description                   Value
------                -----------                   -----

   2,700   CNS, Inc. (a)                       $    18,056
     800   Coherent, Inc. (a)                       28,100
   1,200   CONMED Corp. (a)                         31,500
     900   Cooper Companies, Inc. (a)               36,788
   1,100   Datascope Corp. (a)                      28,462
     800   Diagnostic Products Corp.                22,200
   1,695   Enzo Biochem, Inc. (a)                   24,789
   1,600   Graham Field Health Corp. (a)            26,700
   1,100   Gulf South Medical Supply, Inc. (a)      40,975
     900   Hologic, Inc. (a)                        18,619
   2,200   Invacare Corp.                           47,850
   1,400   LabOne, Inc.                             24,588
   5,400   Laboratory Corporation of America
            Holdings (a)                             9,112
   1,700   Landauer, Inc.                           47,600
     800   Life Technologies, Inc.                  26,600
     900   Lunar Corp. (a)                          18,450
   1,900   Mentor Corp.                             69,350
     300   MiniMed, Inc.                            11,663
   3,300   Neuromedical Systems, Inc. (a)            9,281
   1,000   Patterson Dental Co. (a)                 45,250
   1,500   PharMerica, Inc. (a)                     15,562
   1,300   Physio-Control International Corp. (a)   20,638
   1,600   Possis Medical, Inc. (a)                 17,600
   1,600   Respironics, Inc. (a)                    35,800
   1,300   Safeskin Corp. (a)                       73,775
   1,250   Seralogicals Corp. (a)                   32,500
   1,600   SpaceLabs Medical, Inc. (a)              30,400
     900   Spine-Tech, Inc. (a)                     46,294
   1,700   STAAR Surgical Co. (a)                   29,219
   2,600   Summit Technology, Inc. (a)              11,781
   1,400   Sunrise Medical, Inc. (a)                21,612
   2,100   Techne Corp. (a)                         36,750
     900   Theragenics Corp. (a)                    32,400
   1,300   ThermoTrex Corp. (a)                     28,763
   2,500   Vivus, Inc. (a)                          26,562
   1,000   West Co., Inc.                           29,750
                                               -----------
                                                 1,464,214
                                               -----------

           Medical-Hospital Management
           Services - 1.07%
   2,200   Health Care Property Investors, Inc.     83,188
   8,400   Imatron, Inc. (a)                        19,425
   3,090   Integrated Health Services, Inc.         96,369
     743   LCA-Vision, Inc. (a)                        836
   2,200   Magellan Health Services, Inc. (a)       47,300
   2,400   Maxicare Health Plans, Inc. (a)          26,100
   5,600   Medaphis Corp.                           36,400
   1,200   National Surgery Centers, Inc. (a)       31,500
   4,700   NovaCare, Inc. (a)                       61,394
   2,600   Orthodontic Centers of America, Inc.     43,225
     800   PHP Healthcare Corp. (a)                 12,050
   2,900   Physician Sales & Service (a)            62,350
   1,300   Prime Medical Services, Inc. (a)         17,956
   2,300   Quest Diagnostics Inc. (a)               38,812

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

     500   Res-Care, Inc. (a)                  $    14,500
   1,200   Sierra Health Services, Inc. (a)         40,350
   3,033   Total Renal Care Holdings (a)            83,408
   1,211   Vitalink Pharmacy Services, Inc. (a)     29,215
                                               -----------
                                                   744,378
                                               -----------

           Metals - 0.88%
   1,100   Amcast Industrial Corp.                  25,231
   1,600   Barnes Group, Inc.                       36,400
   1,200   Brush Wellman, Inc.                      29,400
   1,200   Castle (A.M.) & Co.                      27,450
   2,100   Commonwealth Industries, Inc.            30,450
     900   Handy & Harman                           31,050
   1,800   Material Sciences Corp. (a)              21,938
   1,300   Mueller Industries, Inc. (a)             76,700
     500   NN Ball & Roller, Inc.                    4,437
   3,800   Ogden Corp.                             107,113
   1,100   Quanex Corp.                             30,937
   1,300   Titanium Metals Corp. (a)                37,538
     600   Tremont Corp. (a)                        31,350
   1,600   Valmont Industries                       31,200
   1,100   Wolverine Tube, Inc.                     34,100
   1,500   Wyman-Gordon Co. (a)                     29,437
     900   ZERO Corp.                               26,663
                                               -----------
                                                   611,394
                                               -----------

           Metals and Mining - 0.61%
   7,200   Amax Gold, Inc. (a)                      16,650
   1,950   AMCOL International Corp.                30,956
     800   Cleveland-Cliffs, Inc.                   36,650
   3,400   Coeur d'Alene Mines Corp.                30,600
     380   Freeport-McMoRan, Inc.                    4,469
   2,100   Getchell Gold Corp. (a)                  50,400
   4,500   Hecla Mining Co. (a)                     22,219
   1,600   Kaiser Aluminum Corp. (a)                14,100
     500   MAXXAM, Inc. (a)                         21,813
   1,800   Minerals Technologies, Inc.              81,787
   1,300   Oregon Metallurgical Corp. (a)           43,388
   1,400   Stillwater Mining Co. (a)                23,450
   1,400   TriMas Corp.                             48,125
                                               -----------
                                                   424,607
                                               -----------

           Miscellaneous - 1.17%
     900   ADE Corp. (a)                            15,750
   1,920   Allied Capital Corp.                     42,720
     700   Amazon.com, Inc. (a)                     42,175
   1,400   Central Garden & Pet Co. (a)             36,750
   1,500   Cygnus, Inc. (a)                         29,812
   2,200   Cymer, Inc. (a)                          33,000
   1,700   D.R. Horton Inc.                         29,538
   2,300   Fonix Corp. (a)                           7,187
   2,900   Global Industries Ltd. (a)               49,300
   1,200   Houston Exploration Co. (a)              22,050
     500   HS Resources, Inc. (a)                    6,906
   1,620   IMC Global, Inc.                         53,055

Shares                Description                   Value
------                -----------                   -----

   4,000   Marine Drilling Co., Inc. (a)       $    83,000
   2,376   Meridian Resource Corp. (a)              22,721
     900   Micrel (a)                               25,200
   1,100   Norrell Corp.                            21,862
   3,300   Pride International, Inc. (a)            83,325
   1,900   Rofin-Sinar Technologies, Inc. (a)       23,038
     800   SIPEX Corp. (a)                          24,200
   1,900   Sola International, Inc. (a)             61,750
   1,700   Sunburst Hospitality Corp. (a)           16,787
     440   The Registry (a)                         20,185
   2,400   Titan Exploration, Inc. (a)              22,800
   1,200   Trico Marine Services, Inc. (a)          35,250
     700   Valence Technology, Inc. (a)              3,544
                                               -----------
                                                   811,905
                                               -----------

           Natural Gas - 0.09%
   1,785   Semco Energy, Inc.                       32,353
   1,365   Southern Union Co. (a)                   32,589
                                               -----------
                                                    64,942
                                               -----------

           Office Equipment and Computers - 0.55%
     900   American Business Products, Inc.         19,462
     600   Chicago Miniature Lamp, Inc. (a)         20,250
   1,100   CSS Industries, Inc. (a)                 35,063
     900   Encad, Inc. (a)                          24,750
     700   General Binding Corp.                    21,000
   1,700   Hunt Manufacturing Co.                   40,269
   3,200   Intergraph Corp. (a)                     32,000
     900   Knoll, Inc. (a)                          28,912
     900   New England Business Service, Inc.       30,375
     800   Scotsman Industries, Inc.                19,550
   1,000   Standard Register Co.                    34,750
   1,200   Thomas Industries, Inc.                  23,700
   1,100   United Stationers, Inc. (a)              52,938
                                               -----------
                                                   383,019
                                               -----------

           Office Equipment-Service - 0.05%
   2,300   American Pad & Paper Co. (a)             22,137
   2,000   BT Office Products International,
            Inc. (a)                                15,500
                                               -----------
                                                    37,637
                                               -----------

           Oil Related - 2.70%
     500   Aquila Gas Pipeline Corp.                 6,438
   1,500   Arch Coal, Inc.                          41,062
     800   Atwood Oceanics, Inc. (a)                37,900
   2,400   Barrett Resources Corp. (a)              72,600
   2,400   Benton Oil & Gas Co. (a)                 31,050
   1,600   Berry Petroleum Co. - Class A            27,900
   2,000   Brown (Tom), Inc. (a)                    38,500
   1,600   Cabot Oil & Gas Corp. - Class A          31,100
   3,500   Chesapeake Energy Corp.                  26,469
   3,300   Coho Energy, Inc. (a)                    30,113
   1,400   Comstock Resources, Inc. (a)             16,712
   1,750   Cross Timbers Oil Co.                    43,641
   1,700   Devon Energy Corp.                       65,450

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

     900   Forcenergy, Inc. (a)                $    23,569
   2,200   Forest Oil Corp. (a)                     36,300
   1,100   Getty Realty Corp.                       24,337
  10,900   Grey Wolf, Inc. (a)                      58,588
   6,900   Harken Energy Corp. (a)                  48,300
   1,100   Holly Corp.                              30,387
   1,800   KCS Energy, Inc.                         37,350
   8,000   Kelley Oil & Gas Corp. (a)               17,500
     800   Key Energy Group, Inc. (a)               17,350
   1,600   Lone Star Technologies, Inc. (a)         45,400
     900   Louis Dreyfus Natural Gas Corp. (a)      16,819
   2,700   National Oilwell (a)                     92,306
   2,500   Newfield Exploration Co. (a)             58,281
   4,800   Newpark Resources, Inc. (a)              84,000
   1,500   Nuevo Energy Co. (a)                     61,125
   1,800   Oceaneering International, Inc. (a)      35,550
   5,300   Parker Drilling Co. (a)                  64,594
   1,300   Plains Resources, Inc. (a)               22,344
   1,500   Pool Energy Services Co. (a)             33,375
   2,700   Quaker State Corp.                       38,475
   1,000   Seacor Smit, Inc. (a)                    60,250
   2,100   Snyder Oil Corp.                         38,325
     900   Stone Energy Corp. (a)                   30,150
     800   St. Mary Land & Exploration Co.          28,000
   1,330   Swift Energy Co. (a)                     28,013
   1,300   Tejas Gas Corp. (a)                      79,625
   2,100   Tesoro Petroleum Corp. (a)               32,550
   1,500   Transmontaigne Oil Co. (a)               22,500
   3,400   Tuboscope Vetco International Corp. (a)  81,813
   2,600   Varco International, Inc. (a)            55,737
   2,500   Vintage Petroleum, Inc.                  47,500
   1,600   Western Gas Resources, Inc.              35,400
   1,300   Zeigler Coal Holding Co.                 21,206
                                               -----------
                                                 1,875,954
                                               -----------

           Oil Supplies and Construction - 0.40%
   1,200   Cliffs Drilling Co. (a)                  59,850
   3,100   Input/Output, Inc. (a)                   92,031
   1,600   Lomak Petroleum, Inc.                    26,000
     900   Ocean Energy, Inc. (a)                   44,381
     800   Patterson Energy, Inc. (a)               30,950
   1,600   Seitel, Inc. (a)                         27,400
                                               -----------
                                                   280,612
                                               -----------

           Paper - 0.47%
   1,900   Caraustar Industries, Inc.               65,075
   2,000   Glatfelter (P.H.) Co.                    37,250
     546   Kimberly-Clark Corp.                     26,925
     900   Media General, Inc. - Class A            37,631
   1,100   Paragon Trade Brands, Inc. (a)           14,163
   1,400   Pope & Talbot, Inc.                      21,087
   2,600   Rock-Tenn Co. - Class A                  53,300
   3,670   Wausau Paper Mills Co.                   74,088
                                               -----------
                                                   329,519
                                               -----------

Shares                Description                   Value
------                -----------                   -----

           Pharmaceuticals - 1.43%
   1,200   ArQule, Inc. (a)                    $    27,525
   1,000   Bindley Western Industries, Inc.         30,875
     646   Block Drug Co., Inc. - Class A           27,931
   1,200   Cadus Pharmaceutical Corp. (a)            7,650
   1,800   Carter-Wallace, Inc.                     30,375
   2,200   Columbia Laboratories, Inc. (a)          34,925
   4,400   Covance, Inc. (a)                        87,450
     900   Curative Health Services, Inc. (a)       27,338
   1,500   Fuisz Technologies Ltd. (a)              12,750
   1,000   Geltex Pharmaceuticals, Inc. (a)         26,500
   1,200   Guilford Pharmaceuticals, Inc. (a)       24,150
   2,900   ICN Pharmaceuticals, Inc.               141,556
   2,600   ICOS Corp. (a)                           47,613
   1,400   IDEC Pharmaceuticals Corp. (a)           48,125
   2,200   Interneuron Pharmaceuticals, Inc. (a)    20,900
   1,100   Kos Pharmaceuticals, Inc. (a)            16,981
   2,200   Ligand Pharmaceuticals - Class B (a)     28,325
     500   Miravant Medical Technologies (a)        20,000
   1,200   NBTY, Inc. (a)                           40,050
   1,900   Owens & Minor, Inc. Holding Co.          27,550
   1,500   Parexel International Corp. (a)          55,500
   1,300   PathoGenesis Corp. (a)                   48,262
   1,366   Pharmaceutical Product Development,
            Inc. (a)                                21,002
   2,100   Sepracor, Inc. (a)                       84,131
   1,850   TheraTech, Inc. (a)                      14,800
   1,700   Triangle Pharmaceuticals, Inc. (a)       24,863
   1,800   U.S. Bioscience, Inc. (a)                16,313
                                               -----------
                                                   993,440
                                               -----------

           Photography and Optical - 0.12%
   1,000   CPI Corp.                                22,625
   1,100   Innovex, Inc.                            25,231
   1,600   Oakley, Inc. (a)                         14,500
   1,200   X-Rite, Inc.                             21,900
                                               -----------
                                                    84,256
                                               -----------

           Printing and Publishing - 1.19%
   2,200   American Media, Inc. - Class A (a)       17,050
   2,400   Banta Corp.                              64,800
   1,100   Big Flower Press Holdings, Inc. (a)      26,538
   1,400   Bowne & Co., Inc.                        55,825
     600   Consolidated Graphics, Inc. (a)          27,975
   2,100   Golden Books Family Entertainment,
            Inc. (a)                                21,656
   2,400   Harland (John H.) Co.                    50,400
   2,300   Houghton Mifflin Co.                     88,262
   3,800   Journal Register Co. (a)                 79,800
   1,100   Mail Well, Inc. (a)                      44,550
   1,225   McClatchy Newspapers, Inc. - Class A     33,305
   1,700   Merrill Corp.                            39,525
     800   Pulitzer Publishing Co.                  50,250
   1,000   Scholastic Corp. (a)                     37,500
   1,400   Steck-Vaughn Publishing Corp. (a)        20,650

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

     900   Thomas Nelson, Inc.                 $    10,406
     600   Waverly Inc.                             28,200
   1,000   Wiley (John) & Sons, Inc. - Class A      54,250
   2,700   World Color Press, Inc. (a)              71,719
                                               -----------
                                                   822,661
                                               -----------

           Professional Services - 0.86%
   1,800   ABR Information Services, Inc. (a)       42,975
   3,500   EG&G, Inc.                               72,844
   6,800   Laidlaw Environmental Services,
            Inc. (a)                                33,150
     800   Nu Skin Asia Pacific, Inc. -
            Class A (a)                             14,600
   1,500   On Assignment, Inc. (a)                  39,750
   2,200   Physicians Resources Group, Inc. (a)      9,625
   3,000   PMT Services, Inc. (a)                   41,625
   1,400   Scientific Games Holdings Corp. (a)      28,350
     900   Strayer Education, Inc.                  29,700
   1,500   Sturm, Ruger & Co., Inc.                 27,656
   1,500   Tetra Technologies, Inc. (a)             31,594
   1,625   Tetra Tech, Inc. (a)                     32,500
   1,400   Unifirst Corp.                           39,287
   1,700   Veritas DGC, Inc. (a)                    67,150
   1,500   Veterinary Centers of America,
            Inc. (a)                                20,156
   1,400   Wackenhut Corp. - Class A                32,463
   1,200   Wackenhut Corrections Corp. (a)          32,250
                                               -----------
                                                   595,675
                                               -----------

           Real Estate - 7.39%
     900   Alexandria Real Estate Equities, Inc.    28,406
   1,600   American Health Properties, Inc.         44,100
     700   Amli Residential Properties Trust        15,575
   1,500   Apartment Investment & Management
            Co. - Class A                           55,125
   2,000   Arden Realty Group, Inc.                 61,500
   2,200   Associated Estates Realty Corp.          52,113
   2,800   Avalon Properties, Inc.                  86,625
   1,000   Avatar Holdings, Inc. (a)                28,437
   1,900   Bay Apartment Communities, Inc.          74,100
   5,900   Berkshire Realty Co., Inc.               70,800
   1,100   Boykin Lodging Company                   29,081
   1,700   Bradley Real Estate, Inc.                35,700
   2,600   BRE Properties, Inc. - Class A           73,125
   2,472   Camden Property Trust                    76,632
   3,500   Capstead Mortgage Corp.                  69,781
     600   Capstone Capital Corp.                   15,338
   2,000   Castle & Cooke, Inc. (a)                 33,750
     900   CB Commercial Real Estate Services (a)   28,969
   1,700   CBL & Associates Properties, Inc.        41,969
   1,100   CenterPoint Properties Corp.             38,637
   1,700   Chateau Communities, Inc.                53,550
   1,100   Chelsea GCA Realty, Inc.                 42,006
   1,500   Colonial Properties Trust                45,188
   1,800   Commercial Net Lease Realty              32,175
   3,600   Cornerstone Properties, Inc.             69,075
   2,500   Cornerstone Realty Income Trust, Inc.    30,156
   1,800   Cousins Properties, Inc.                 52,762

Shares                Description                   Value
------                -----------                   -----

   2,900   CRIIMI MAE, Inc.                    $    43,500
   3,100   Crown American Realty Trust              28,869
   1,500   Developers Diversified Realty Corp.      57,375
   3,200   Dynex Capital, Inc.                      42,600
   2,900   Equity Inns, Inc.                        42,775
     750   Equity Residential Properties Trust      37,922
     200   Essex Property Trust Inc.                 7,000
   1,600   Excel Realty Trust, Inc.                 50,400
   1,300   Fairfield Communities, Inc. (a)          57,362
   3,000   Federal Realty Investment Trust          77,250
   2,400   Felcor Suite Hotels, Inc.                85,200
   2,800   First Industrial Realty Trust, Inc.     101,150
   2,200   First Union Real Estate                  35,750
     600   Forest City Enterprises,Inc. - Class A   34,875
   1,500   Gables Residential Trust                 41,438
   2,700   General Growth Properties                97,537
   1,500   Glenborough Realty Trust Inc.            44,438
   1,800   Glimcher Realty Trust                    40,612
     400   Griffin Land & Nurseries, Inc. (a)        6,200
   2,200   Grubb & Ellis Co. (a)                    30,113
   1,700   Health Care REIT, Inc.                   47,812
   1,300   Healthcare Realty Trust, Inc.            37,619
   3,500   Highwoods Properties, Inc.              130,156
   2,000   Horizon Group, Inc.                      21,875
   1,700   Hospitality Properties Trust             55,887
   3,900   INMC Mortgage Holdings, Inc.             91,406
   2,400   Innkeepers USA Trust                     37,200
   1,800   Insignia Financial Group, Inc. -
            Class A (a)                             41,400
   2,500   IRT Property Co.                         29,531
   1,300   Irvine Apartment Communities, Inc.       41,356
   1,300   JDN Realty Corp.                         42,088
     500   JP Realty, Inc.                          12,969
   1,600   Kilroy Realty Corp.                      46,000
   1,600   Koger Equity, Inc.                       35,100
   3,200   Liberty Property Trust                   91,400
   1,800   LTC Properties, Inc.                     37,350
   1,800   Macerich Company (The)                   51,300
   4,200   Mack-Cali Realty Corp.                  172,200
   1,700   Manufactured Home Communities, Inc.      45,900
     600   Meridian Industrial Trust, Inc.          15,300
   2,900   Merry Land & Investment Company, Inc.    66,337
   1,100   MGI Properties, Inc.                     26,400
   1,000   Mid-America Apartment Communities, Inc.  28,563
   1,949   Mid-Am, Inc.                             50,187
   1,700   Mills Corp.                              41,650
   1,100   National Golf Properties, Inc.           36,094
   1,800   National Health Investors, Inc.          75,375
   3,200   Nationwide Health Properties, Inc.       81,600
   1,300   Oasis Residential, Inc.                  29,006
   1,400   OMEGA Healthcare Investors, Inc.         54,075
     800   Pennsylvania Real Estate Investment
            Trust                                   19,650
   1,991   Post Properties, Inc.                    80,884
   1,800   Prentiss Properties Trust                50,288
   2,100   Price Enterprises, Inc.                  38,325

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

     900   Price REIT, Inc.                    $    36,844
     675   PriceSmart, Inc. (a)                     11,770
     500   Prime Retail, Inc.                        7,094
   1,100   Pulte Corp.                              45,994
   1,800   Realty Income Corp.                      45,787
   2,300   Reckson Association Realty Corp.         58,363
   1,100   Redwood Trust, Inc.                      22,412
   1,700   RFS Hotel Investors, Inc.                33,894
   2,300   Saul Centers, Inc.                       41,831
   1,400   Security Capital Atlantic, Inc.          29,575
   2,100   Shurgard Storage Centers, Inc. -
            Class A                                 60,900
   2,000   Smith (Charles E.) Residential
            Realty, Inc.                            71,000
     700   Sovran Self Storage, Inc.                22,706
   2,200   Storage Trust Realty                     57,887
   2,100   Storage USA, Inc.                        83,869
   1,600   Summit Properties, Inc.                  33,800
   1,200   Sun Communities, Inc.                    43,125
   2,400   Sunstone Hotel Investors, Inc.           41,400
     200   Tanger Factory Outlet Center              6,113
   2,800   Taubman Centers, Inc.                    36,400
   1,500   Thornburg Mortgage Asset Corp.           24,750
   3,100   Town & Country Trust                     54,831
   1,300   TriNet Corporate Realty Trust            50,294
   1,500   Universal Health Realty Income Trust     32,813
   1,300   Urban Shopping Centers, Inc.             45,338
   1,200   Walden Residential Properties, Inc.      30,600
   2,800   Washington Real Estate Investment Trust  46,900
   1,300   Weeks Corp.                              41,600
                                               -----------
                                                 5,127,214
                                               -----------

           Retail - 4.08%
   1,000   99 Cents Only Stores (a)                 29,500
   1,000   Abercrombie & Fitch (a)                  31,250
   1,200   Alberto-Culver Co. - Class B             38,475
     400   Alexander's, Inc. (a)                    36,325
   1,300   Ames Department Stores, Inc. (a)         22,750
   2,000   AnnTaylor Store Corp. (a)                26,750
   3,225   Arbor Drugs, Inc.                        59,662
   2,600   Best Buy Company, Inc. (a)               95,875
   2,900   BJ's Wholesale Club, Inc. (a)            90,987
   3,487   Buffets, Inc. (a)                        32,691
   1,520   Burlington Coat Factory Warehouse        24,985
   1,200   Carson Pirie Scott & Co. (a)             60,150
   2,000   Casey's General Stores, Inc.             50,750
   1,969   Cash America International, Inc.         25,474
   3,500   Claire's Stores, Inc.                    68,031
   1,100   Cole National Corp. - Class A (a)        32,931
   2,500   Compucom Systems, Inc. (a)               20,625
     300   Copart, Inc. (a)                          5,363
     900   Discount Auto Parts, Inc. (a)            17,212
   1,300   Dress Barn, Inc. (a)                     36,888
   1,800   Eagle Hardware & Garden, Inc. (a)        34,875
   2,100   Ethan Allen Interiors, Inc.              80,981
   1,300   Fabri-Centers of America - Class A (a)   29,006
   3,600   Fingerhut Companies, Inc.                76,950

Shares                Description                   Value
------                -----------                   -----

   2,900   Fleming Companies, Inc.             $    38,969
   1,600   Friedman's, Inc. - Class A (a)           21,800
   1,000   Gadzooks, Inc. (a)                       21,000
   1,760   Genovese Drug Stores - Class A           30,140
   1,300   Gibson Greetings, Inc. (a)               28,438
   1,200   Global DirectMail Products, Inc. (a)     20,775
   1,900   Gymboree Corp. (a)                       52,012
   1,800   Hancock Fabrics, Inc.                    26,100
   2,000   Hollywood Entertainment Corp. (a)        21,250
   2,600   Homebase, Inc. (a)                       20,475
   1,750   Just For Feet, Inc. (a)                  22,969
     900   Kenneth Cole Productions, Inc. -
            Class A (a)                             14,456
   1,000   Linens & Things, Inc. (a)                43,625
   2,400   Longs Drug Stores, Inc.                  77,100
   1,900   Mac Frugal Bargains Close-Outs,
            Inc. (a)                                78,138
   1,900   Michaels Stores, Inc. (a)                55,575
   2,700   Micro Warehouse, Inc. (a)                37,631
   1,100   Mikasa, Inc.                             16,019
   1,050   Oneida Ltd.                              28,022
   1,100   Pacific Sunwear of California (a)        32,519
   1,400   Petco Animal Supplies, Inc. (a)          33,600
   5,200   Pier 1 Imports, Inc.                    117,650
   3,000   Proffitt's, Inc. (a)                     85,312
   1,000   Quality Food Centers, Inc. (a)           67,000
   1,200   Regency Realty Corp.                     33,225
   1,200   Regis Corp.                              30,150
   7,700   Service Merchandise Co., Inc. (a)        16,363
   1,100   ShopKo Stores, Inc. (a)                  23,925
   1,300   Smart & Final, Inc.                      23,400
   2,100   Stage Stores, Inc. (a)                   78,488
   1,300   Stanhome, Inc.                           33,394
   1,200   Stein Mart, Inc. (a)                     32,100
   4,200   Sunglass Hut International (a)           26,512
     800   Talbots                                  14,500
     800   The Buckle, Inc. (a)                     27,400
   1,300   The Finish Line, Inc. - Class A (a)      17,063
   1,000   The Men's Wearhouse, Inc. (a)            34,750
   2,450   The Sports Authority, Inc. (a)           36,138
     800   Tractor Supply Co. (a)                   11,800
   1,000   Urban Outfitters, Inc. (a)               18,250
  10,314   U.S. Office Products Co. (a)            202,412
   1,100   Value City Department Stores, Inc. (a)    9,762
   1,500   Williams-Sonoma, Inc. (a)                62,813
     900   Wilmar Industries, Inc. (a)              21,488
   2,700   Zale Corp. (a)                           62,100
                                               -----------
                                                 2,835,094
                                               -----------

           Retail-Food - 1.39%
   2,300   Apple South, Inc.                        30,187
   2,400   Applebee's International, Inc.           43,350
   3,200   Bob Evans Farms, Inc.                    70,800
   6,000   Brinker International, Inc. (a)          96,000
     800   Cheesecake Factory (The) (a)             24,400
   3,300   CKE Restaurants, Inc.                   139,013

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

   1,000   Dominick's Supermarkets, Inc. (a)   $    36,500
   3,100   Foodmaker, Inc. (a)                      46,694
   1,200   Great Atlantic & Pacific Tea Co.         35,625
   2,700   Host Marriott Services Corp. (a)         40,163
     700   IHOP Corp. (a)                           22,750
     900   Ingles Markets, Inc. - Class A           12,825
   1,000   International Dairy Queen, Inc. -
            Class A (a)                             26,781
   1,600   Landry's Seafood Restaurants, Inc. (a)   38,400
   2,800   Lone Star Steakhouse & Saloon (a)        49,000
   1,200   MicroAge, Inc. (a)                       18,075
   1,450   Papa John's International, Inc. (a)      50,569
   1,100   Rainforest Cafe, Inc. (a)                36,300
     900   Rare Hospitality International,
            Inc. (a)                                 8,100
   2,200   Ruddick Corp.                            38,363
     900   Sonic Corp. (a)                          25,312
   1,500   Whole Foods Market, Inc. (a)             76,687
                                               -----------
                                                   965,894
                                               -----------

           Steel - 0.69%
   1,400   Acme Metals, Inc. (a)                    13,825
   3,500   AK Steel Holding Corp.                   61,906
   7,300   Armco, Inc. (a)                          36,044
   2,300   Birmingham Steel Corp.                   36,225
   1,500   Carpenter Technology Corp.               72,094
   1,000   Chase Industries, Inc. (a)               25,500
     500   Citation Corp. (a)                        8,125
   1,100   Commercial Metals Co.                    34,719
     300   Gibraltar Steel Corp. (a)                 5,925
   1,800   J&L Specialty Steel, Inc.                18,112
   1,200   Lukens, Inc.                             34,275
   1,600   National Steel Corp. - Class B (a)       18,500
   1,700   Oregon Steel Mills, Inc.                 36,231
   1,700   Rohn Industries, Inc.                     8,766
   1,200   Shiloh Industries, Inc. (a)              22,800
   2,800   Steel Dynamics, Inc. (a)                 44,800
                                               -----------
                                                   477,847
                                               -----------

           Telecommunications - 4.39%
   1,300   ACC Corp. (a)                            65,650
   2,800   Aliant Communications, Inc.              87,850
   1,800   Allen Telecommunications, Inc. (a)       33,188
   2,600   American Mobile Satellite Corp.,
            Inc. (a)                                18,200
   1,430   American Radio Systems Corp. (a)         76,237
   2,050   ANTEC Corp. (a)                          32,031
   1,300   APAC Teleservices, Inc. (a)              17,550
     600   Aspect Development, Inc. (a)             31,200
   3,800   Aspect Telecommunications (a)            79,325
     600   Associated Group, Inc. - Class A (a)     17,775
   2,000   Boston Technology, Inc. (a)              50,250
   2,900   Brooks Fiber Properties, Inc. (a)       159,500
     375   Cable Michigan, Inc. (a)                  8,578
   1,900   California Microwave, Inc. (a)           36,812
     800   Cellular Communications International,
            Inc. (a)                                37,400
   1,300   Centennial Cellular Corp. - Class A (a)  26,650

Shares                Description                   Value
------                -----------                   -----

   1,200   Cidco, Inc. (a)                     $    23,400
   1,100   Coherent Communications Systems
            Corp. (a)                               30,663
   1,500   CommNet Cellular, Inc. (a)               53,344
   1,000   Commonwealth Telephone Enterprises,
            Inc. (a)                                25,875
   3,800   Communication Satellite Corp.            92,150
   1,900   Comverse Technology, Inc. (a)            74,100
   2,000   CSG Systems International, Inc. (a)      80,000
     900   Davox Corp. (a)                          29,363
   2,900   Digital Microwave Corp. (a)              42,050
   3,400   DSP Communications, Inc. (a)             40,800
       *   Excel Communications, Inc. (a)                6
   2,424   Gemstar International Group Ltd. (a)     59,085
   1,300   General Cable Corp.                      47,044
   2,300   General DataComm Industries, Inc. (a)    10,781
   7,500   Geotek Communications, Inc. (a)          11,484
   4,700   Glenayre Technologies (a)                46,413
   2,000   HighwayMaster Communications, Inc. (a)   11,375
   3,900   InterDigital Communications Corp. (a)    11,944
   1,300   Intermedia Communications, Inc. (a)      78,975
   1,400   Inter-Tel, Inc.                          27,125
   2,500   InterVoice, Inc. (a)                     18,750
   1,200   IXC Communications, Inc. (a)             37,650
   1,364   LCI International (a)                    41,933
   1,550   Level One Communications, Inc. (a)       43,788
     850   MasTec, Inc. (a)                         19,444
   2,300   McLeodUSA, Inc. - Class A (a)            73,600
   1,100   Metromail Corp.(a)                       19,662
   3,800   Mobile Telecommunication Technologies
            Corp. (a)                               83,600
     800   Natural Microsystems Corp. (a)           37,200
   1,700   Network Equipment Technologies,
            Inc. (a)                                24,862
   1,300   North Pittsburgh Systems, Inc.           23,806
   2,200   NTL, Inc. (a)                            61,325
   2,300   Omnipoint Corp. (a)                      53,475
   1,800   PageMart Wireless, Inc. - Class A (a)    14,175
   7,900   Paging Network, Inc. (a)                 84,925
   2,800   P-COM, Inc. (a)                          48,300
   1,100   Periphonics Corp. (a)                     9,625
   2,700   Picturetel Corp (a)                      17,550
   1,100   Powertel, Inc. (a)                       18,425
   1,700   Premiere Technologies, Inc. (a)          46,962
   2,000   Premisys Communications (a)              52,250
   2,200   PriCellular Corp. - Class A (a)          22,963
   1,500   Proxim, Inc. (a)                         16,969
   1,200   RCN Corp. (a)                            41,100
   1,000   Sawtek, Inc.                             26,375
   1,200   Snyder Communications (a)                43,800
   1,100   Spectrian Corp. (a)                      21,175
   1,300   SymmetriCom, Inc. (a)                    15,112
   3,900   TCI Satellite Entertainment -
            Class A (a)                             26,813
     700   Tekelec (a)                              21,350
   2,600   Tel-Save Holdings, Inc. (a)              51,675
   1,200   Transaction Network Services, Inc. (a)   20,700

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

   2,900   U. S. Satellite Broadcasting (a)    $    23,019
   2,800   Vanguard Cellular Systems, Inc. -
            Class A (a)                             35,700
   2,400   West TeleServices Corp. (a)              28,800
   1,600   Westell Technologies (a)                 20,400
   5,400   Western Wireless Corp. - Class A (a)     93,825
   2,600   WinStar Communications, Inc. (a)         64,837
   2,000   Wireless Telecom Group, Inc.             12,375
   1,400   World Access, Inc. (a)                   33,425
     900   Yurie Systems, Inc. (a)                  18,169
                                               -----------
                                                 3,044,062
                                               -----------

           Television - 0.45%
   2,300   Ascent Entertainment Group, Inc. (a)     23,862
   1,200   Cablevision Systems Corp. - Class A (a) 114,900
     600   Emmis Broadcasting Corp. - Class A (a)   27,375
   1,800   Hollywood Park, Inc. (a)                 39,600
   1,400   Panavision, Inc. (a)                     36,138
   2,000   Playboy Enterprises, Inc. - Class B (a)  31,375
   5,200   Topps Co., Inc. (a)                      11,537
   1,400   WMS Industries, Inc. (a)                 29,575
                                               -----------
                                                   314,362
                                               -----------

           Textiles - 0.26%
   2,200   Apogee Enterprises, Inc.                 26,125
   4,700   Burlington Industries, Inc. (a)          64,919
   1,450   Guilford Mills, Inc.                     39,694
   2,400   Mohawk Industries, Inc. (a)              52,650
                                               -----------
                                                   183,388
                                               -----------

           Tobacco - 0.29%
     800   Consolidated Cigar Holdings, Inc. (a)    22,050
   3,000   DIMON, Inc.                              78,750
   2,778   General Cigar Holdings, Inc. (a)         59,206
   1,200   Schweitzer-Mauduit International, Inc.   44,700
                                               -----------
                                                   204,706
                                               -----------

           Transportation - 1.27%
   2,300   Air Express International Corp.          70,150
   1,700   Airborne Freight Corp.                  105,612
   4,600   AirTran Holdings, Inc. (a)               18,400
   1,100   Alaska Air Group, Inc. (a)               42,625
   3,100   America West Holdings Corp. -
            Class B (a)                             57,738
   1,700   ASA Holdings, Inc.                       48,344
   1,100   Atlas Air, Inc. (a)                      26,400
     800   Avondale Industries, Inc. (a)            23,750
   1,000   Circle International Group, Inc.         22,937
   1,200   Coach USA, Inc. (a)                      40,200
   1,700   Consolidated Freightways Co. (a)         23,162
     500   Covenant Transport Inc. - Class A (a)     7,625
   1,900   Expeditors International of Washington,
            Inc.                                    73,150
   1,800   Fritz Cos., Inc. (a)                     25,088
   4,800   Greyhound Lines, Inc. (a)                17,700

Shares                Description                   Value
------                -----------                   -----

   1,100   Interpool, Inc.                     $    16,294
   1,900   Kirby Corp. (a)                          36,694
   1,700   Offshore Logistics, Inc. (a)             36,338
   3,000   OMI Corp. (a)                            27,562
   2,100   Overseas Shipholding Group, Inc.         45,806
   1,600   Pittston Burlington Group                42,000
   1,000   Swift Transportation Co., Inc. (a)       32,375
   3,800   Trans World Airlines, Inc. (a)           38,475
                                               -----------
                                                   878,425
                                               -----------

           Trucking, Shipping - 0.76%
   1,000   AMERCO (a)                               25,625
   1,700   American Freightways Corp. (a)           16,788
   1,600   Arnold Industries, Inc.                  27,600
   1,150   Heartland Express, Inc. (a)              30,906
   1,700   Hunt (J.B.) Transport Services, Inc.     31,875
     500   Knight Transportation, Inc. (a)          13,875
     900   Landstar System, Inc. (a)                23,738
   2,700   Newport News Shipbuilding Inc.           68,681
   1,000   Roadway Express, Inc.                    22,125
   2,700   Rollins Truck Leasing Corp.              48,262
   2,000   USFreightways Corp.                      65,000
   1,650   Werner Enterprises, Inc.                 33,825
   1,200   Xtra Corp.                               70,350
   2,000   Yellow Corp. (a)                         50,250
                                               -----------
                                                   528,900
                                               -----------

           Utilities - 4.81%
   4,100   Atlantic Energy, Inc.                    86,869
   2,300   Atmos Energy Corp.                       69,575
   1,000   Bay State Gas Co.                        37,125
   1,100   Black Hills Corp.                        38,775
     500   California Water Service Co.             29,531
   2,500   CellNet Data Systems, Inc. (a)           19,375
   1,300   Central Hudson Gas & Electric            57,038
   1,700   Central Louisiana Electric               55,037
   2,500   Central Maine Power Co.                  38,125
   2,000   CFW Communications Co.                   44,750
   1,000   CILCORP, Inc.                            48,875
       1   Citizens Utilities Co. - Class B              8
     900   Colonial Gas Co.                         25,931
   1,400   Commonwealth Energy System               46,550
   1,100   Connecticut Energy Corp.                 33,138
     800   CTG Resources, Inc.                      20,850
   4,600   Delmarva Power & Light Co.              106,087
   1,500   Eastern Enterprises                      67,500
   1,600   Eastern Utilities Associates             42,000
   4,600   El Paso Electric Co. (a)                 33,638
   1,300   Empire District Electric Co.             25,512
   1,000   Energen Corp.                            39,750
   2,700   Equitable Resources                      95,513
     600   E'Town Corp.                             24,113
   2,400   Hawaiian Electric Industries             98,100
   2,400   IES Industries, Inc.                     88,350
   1,700   Indiana Energy, Inc.                     55,994

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Schedule of Portfolio Investments December 31, 1997

Shares                Description                   Value
------                -----------                   -----

     900   Interstate Power Co.                $    33,694
   1,300   Laclede Gas Co.                          36,481
   1,300   Madison Gas & Electric Co.               29,900
   2,200   MDU Resources Group, Inc.                69,575
   2,500   Minnesota Power & Light Co.             108,906
   3,900   Nevada Power Co.                        103,594
   1,400   New Jersey Resources Corp.               56,087
   1,700   Northwest Natural Gas Co.                52,700
   1,400   Northwestern Public Service Co.          32,200
     400   NUI Corp.                                11,475
   1,800   ONEOK, Inc.                              72,675
   1,000   Orange and Rockland Utilities, Inc.      46,563
     900   Otter Tail Power Co.                     34,087
   1,000   Pennsylvania Enterprises, Inc.           25,250
   1,300   Philadelphia Suburban Corp.              38,269
   2,300   Piedmont Natural Gas Co., Inc.           82,656
   3,200   Public Service Company of New Mexico     75,800
   1,500   Public Service Company of
             North Carolina, Inc.                   34,312
   3,000   Rochester Gas & Electric Corp.          102,000
   2,400   Sierra Pacific Resources                 90,000
   1,850   SIGCORP, Inc.                            54,344
     700   South Jersey Industries, Inc.            21,219
   1,300   Southern California Water Co.            32,663
   2,000   Southwest Gas Corp.                      37,375
   2,000   Southwestern Energy Co.                  25,750
     900   TNP Enterprises, Inc.                    29,925
   2,500   Tucson Electric Power Co. (a)            45,312
   2,600   UGI Corp.                                76,213
   1,100   United Illuminating Co.                  50,531
   2,100   United Water Resources, Inc.             41,081
   3,400   Washington Gas Light Co.                105,188
   4,200   Washington Water Power                  102,112
   1,400   Wicor, Inc.                              65,013
   2,400   WPL Holdings, Inc.                       79,500
   1,800   WPS Resources Corp.                      60,862
   1,800   Yankee Energy System, Inc.               48,038
                                               -----------
                                                 3,339,459
                                               -----------

           Wholesale Distributor - 0.36%
   1,200   Barnett, Inc. (a)                        26,400
   3,800   Brightpoint, Inc. (a)                    52,725
   2,705   JP Foodservice, Inc. (a)                 99,916
   1,200   Reliance Steel & Aluminum Co.            35,700
   1,200   VWR Scientific Products Corp. (a)        33,900
                                               -----------
                                                   248,641
                                               -----------


Total Common Stock (Cost $56,211,669)           67,138,091
                                               -----------


Shares                Description                   Value
------                -----------                   -----

           OTHER SECURITIES - 0.00%
           Miscellaneous - 0.00%
     600   IMC Global Inc. Warrants (a)        $     2,325
                                               -----------

           Real Estate - 0.00%
     170   Security Cap Group - Class B
            Warrants (a)                               893
                                               -----------

Total Other Securities (Cost $2,023)                 3,218
                                               -----------

           SHORT TERM INSTRUMENTS - 3.15%
           Mutual funds - 3.04%

2,108,064  BT Institutional Cash Management
            Fund                                 2,108,064
                                               -----------


Principal
  Amount
---------
           U.S. GOVERNMENT & AGENCY - 0.11%
$ 75,000   U.S. Treasury Bills
           5.30%, 3/5/98                            74,337
                                               -----------


Total Short Term Instruments (Cost $2,182,401)   2,182,401
                                               -----------

Total Investments (Cost $58,396,093)  99.88%  $ 69,323,710
Other Assets Less Liabilities          0.12%        83,889
                                     -------  ------------
Net Assets                           100.00%  $ 69,407,599
                                     =======  ============

----------
(a) Non-income producing security.
*   Less than one share.

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Statement of Assets and Liabilities December 31, 1997

Assets
   Investments, at Value (Cost of $58,396,093)              $    69,323,710
   Dividends and Interest Receivable*                                78,764
   Other Receivables                                                 24,904
   Due from Bankers Trust                                             5,353
                                                            ---------------
Total Assets                                                     69,432,731
                                                            ---------------
Liabilities
   Accrued Expenses and Other                                        25,132
                                                            ---------------
Total Liabilities                                                    25,132
                                                            ---------------
Net Assets                                                  $    69,407,599
                                                            ===============
Composition of Net Assets
   Paid-in capital                                          $    58,479,982
   Net Unrealized Appreciation on Investments                    10,927,617
                                                            ---------------
Net Assets                                                  $    69,407,599
                                                            ===============

----------
* Includes $9,286 from the Portfolio's investment in the BT Institutional Cash Management Fund.


-------------------------------------------------------------------------------


Statement of Operations For the year ended December 31, 1997

Investment Income
   Dividends**                                              $     1,206,738
   Interest                                                         116,169
                                                            ---------------
Total Investment Income                                           1,322,907
                                                            ---------------
Expenses
   Advisory Fees                                                    123,632
   Administration and Service Fees                                   41,211
   Professional Fees                                                 21,050
   Trustees Fees                                                      2,035
   Miscellaneous                                                      2,328
                                                            ---------------
   Total Expenses                                                   190,256
   Less:  Expenses Absorbed by Bankers Trust                       (107,835)
                                                            ---------------
      Net Expenses                                                   82,421
                                                            ---------------
Net Investment Income                                             1,240,486
                                                            ---------------
Realized and Unrealized Gain (Loss) on
 Investments and Futures Contracts
   Net Realized Gain from Investment Transactions                 7,755,547
   Net Realized Gain from Futures Transactions                      896,374
   Net Change in Unrealized Appreciation on Investments           7,704,763
   Net Change in Unrealized Appreciation on Futures Contracts          (400)
                                                            ---------------
Net Realized and Unrealized Gain on Investments and
 Futures Contracts                                               16,356,284
                                                            ---------------
Net Increase in Net Assets from Operations                  $    17,596,770
                                                            ===============

** Includes $122,536 from the Portfolio's investment in the BT Institutional
   Cash Management Fund.

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Statement of Changes in Net Assets

                                                                                  For the period July 1,
                                                                   For the          1996 (commencement
                                                                  year ended         of operations) to
                                                               December 31, 1997     December 31, 1996
                                                               -----------------  ----------------------
Increase in Net Assets from:
Operations

   Net Investment Income                                        $    1,240,486      $       392,448
   Net Realized Gain from Investments and Futures Transactions       8,651,921               76,920
   Net Change in Unrealized Appreciation on Investments and
    Futures Contracts                                                7,704,363            3,223,254
                                                                ---------------     ----------------
Net Increase in Net Assets from Operations                          17,596,770            3,692,622
Capital Transactions
   Proceeds from Capital Invested                                   48,304,725           81,111,921
   Value of Capital Withdrawn                                      (78,578,237)          (2,720,212)
                                                                ---------------     ----------------
Net Increase (Decrease) in Net Assets from Capital Transactions    (30,273,512)          78,391,709
                                                                ---------------     ----------------
Total Increase (Decrease) in Net Assets                            (12,676,742)          82,084,331
                                                                ---------------     ----------------
Net Assets
Beginning of Period                                                 82,084,341                   10
                                                                ---------------     ----------------
End of Period                                                   $   69,407,599      $    82,084,341
                                                                ===============     ================

-------------------------------------------------------------------------------

Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Small Cap Index Portfolio.


                                                                                 For the period July 1, 1996
                                                        For the year ended      (Commencement of Operations)
                                                         December 31, 1997          to December 31, 1996
                                                        ------------------      ----------------------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)                    $  69,408                     $ 82,084
Ratios to Average Net Assets:
   Net Investment Income                                        1.51%                        1.70%*
   Expenses                                                     0.10%                        0.20%*
   Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust                 0.13%                        0.12%*
Portfolio Turnover Rate                                           88%                          16%
Average Commission Per Share                                $   0.0193                    $  0.0130


----------
*  Annualized.

              See Notes to Financial Statements on Pages 31 and 32

Small Cap Index Portfolio

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies

A.  Organization

The Small Cap Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996 as an unincorporated trust under the laws of New York, and commenced operations on July 1, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

E. Option Contracts

The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

F.  Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts are designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G.  Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

H.  Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $41,211.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $123,632.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.10 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $107,835.

Certain officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Advisor Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio. For the year ended December 31, 1997, the Small Cap Index Portfolio paid brokerage commissions of $64,041.

Small Cap Index Portfolio

Notes to Financial Statements

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1997, were $65,982,231 and $93,670,607, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1997 was $58,586,348. The aggregate gross unrealized appreciation was $14,346,753, and the aggregate gross unrealized depreciation was $3,609,391 for all investments as of December 31, 1997.

Small Cap Index Portfolio

Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of BT Investment Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Small Cap Index Portfolio (one of the Portfolios comprising BT Investment Portfolios) as of December 31,1997, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended December 31,1997 and the period July 1, 1996 (commencement of operations) to December 31,1996. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31,1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Cap Index Portfolio as of December 31,1997, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


                                                       Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

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






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

BT ADVISOR FUNDS

SMALL CAP INDEX FUND




Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897


Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105


Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022


                             ---------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                             ---------------------

                   Small Cap Index Fund - Institutional Class Cusip #05576L882
                         Small Cap Index Fund - Advisor Class Cusip #05576L858
                                                              STA513200 (2/98)